     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 333-52645

                                                                       811-08772

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 12                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 46                                          /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT FIVE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on                           , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2007. However, it will also be distributed to owners who purchase their policy before May 1, 2007.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2007. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

SELECT DIMENSIONS LIFE II


MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT FIVE OR
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE
AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999


TELEPHONE: 1-800-231-5453


PROSPECTUS DATED: MAY 1, 2007


                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Select Dimensions Life II. Please read it carefully before you purchase your variable life insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.



Select Dimensions Life II is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as The Company. Select Dimensions Life II is a modified single premium variable life insurance policy. It is:


X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying portfolios.

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment style.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: Morgan Stanley Select Dimensions Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.

You should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation

-   federally insured

-   endorsed by any bank or governmental agency

-   available for sale in all states

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     4
  HARTFORD LIFE INSURANCE COMPANY                                              4
  HARFORD LIFE AND ANNUITY INSURANCE COMPANY                                   5
ABOUT US                                                                       7
  The Insurance Companies                                                      7
  The Separate Accounts                                                        7
  The Portfolios                                                               7
CHARGES AND DEDUCTIONS                                                        10
YOUR POLICY                                                                   12
PREMIUMS                                                                      17
DEATH BENEFITS AND POLICY VALUES                                              20
MAKING WITHDRAWALS FROM YOUR POLICY                                           21
LOANS                                                                         22
LAPSE AND REINSTATEMENT                                                       23
FEDERAL TAX CONSIDERATIONS                                                    23
LEGAL MATTERS                                                                 27
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        28
FINANCIAL STATEMENTS                                                          28
GLOSSARY OF SPECIAL TERMS                                                     29
APPENDIX A: SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK            30
WHERE YOU CAN FIND MORE INFORMATION                                           32
STATEMENT OF ADDITIONAL INFORMATION

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Policy Rights."

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying portfolios.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying portfolios of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying portfolios. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

4

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FEE TABLE -- HARTFORD LIFE INSURANCE COMPANY


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Surrender Charges     When you fully or partially surrender     Maximum Charge
(1)                   your policy.                              7.5% of the amount surrendered.
Unamortized Tax       Upon surrender or partial surrender of    Maximum Charge
Charge (2)            the policy.                               2.25% of the account value.

(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
     7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
     0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.


CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (3)                                                     $0.68 per $1,000 net amount at risk for a 10-year-old female non-smoker in the first year
                                                                Maximum Charge
                                                                $239.08 per $1,000 net amount at risk for a 90-year-old male smoker in the first year
                                                                Charge for a representative insured
                                                                $14.26 per $1,000 net amount at risk for a 65-year-old female preferred non-smoker in the first year
Mortality and         Monthly.                                  - Under Option 1: 0.90% (annualized) of Sub-Account Value in Policy
Expense Risk Charge                                             Years 1-10 and 0.50% (annualized) for Policy Years 11 and beyond
                                                                - Under Option 2: 0.65% (annualized) of Sub-Account Value in Policy
                                                                Years 1-10 and 0.50% (annualized) for Policy Years 11 and beyond
Tax Expense Charge    - Under Option 1: Monthly.                - Under Option 1: 0.40% (annualized) of Account Value for Policy
                      - Under Option 2: Receipt of Premium      Years 1-10
                      Payment.                                  - Under Option 2: 4% of each premium payment in all Policy Years
Annual Maintenance    On Policy Anniversary Date or upon        $30.00
Fee                   surrender of the policy.
Administrative        Monthly.                                  0.40% (annualized) of Sub-Account Value
Charge
Loan Interest Rate    Monthly if you have taken a loan on your  6% annually
(4)                   policy.



(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.


TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Surrender Charge (1)  When you fully or partially surrender     Maximum Charge
                      your policy.                              7.5% of the amount surrendered.
Unamortized Tax       Upon surrender or partial surrender of    2.25% of the account value.
Charge (2)            the policy



(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
     7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.



(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. Then Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
     0.00%.



The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (3)                                                     $0.68 per $1,000 of the net amount at risk for a 10-year-old female non-nicotine in the first year.
                                                                Maximum Charge
                                                                $239.08 per $1,000 of the net amount at risk for a 90-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $14.26 per $1,000 of the net amount at risk for a 65-year-old female preferred non-nicotine in the first year.
Mortality and         Monthly.                                  Under Option 1:
Expense Risk Charge                                             0.90% (annualized) of Sub-Account Value in Policy Years 1-10 and
                                                                0.50% (annualized) for Policy Years 11 and beyond.
                                                                Under Option 2:
                                                                0.65% (annualized) of Sub-Account Value in Policy Years 1-10 and
                                                                0.50% (annualized) for Policy Years 11 and beyond.
Tax Expense Charge    Under Option 1: Monthly.                  Under Option 1:
                      Under Option 2: Receipt of Premium        0.40% (annualized) of Account Value in Policy Years 1-10.
                      Payment                                   Under Option 2:
                                                                4% of each premium payment in all Policy Years.
Annual Maintenance    On Policy Anniversary Date or upon        $30.00
Fee                   surrender of the policy.
Administrative        Monthly.                                  0.40% (annualized) of Sub-Account Value
Charge
Loan Interest Rate    Monthly if you have taken a loan on your  6% annually
(4)                   policy.



(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at any annual rate of 6%.


                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                   MINIMUM
                                                                        MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.27%              1.63%
(THESE ARE EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS,
INCLUDING MANAGEMENT FEES, DISTRIBUTION,
AND/OR SERVICE (12B-1) FEES, AND OTHER EXPENSES)

6

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                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.



                                                                                 CONTRACTUAL         NET TOTAL
                                                            TOTAL ANNUAL         FEE WAIVER            ANNUAL
                         MANAGEMENT           OTHER           OPERATING        AND/OR EXPENSE        OPERATING
UNDERLYING FUND              FEE            EXPENSES          EXPENSES          REIMBURSEMENT         EXPENSES
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
 SELECT DIMENSIONS
 INVESTMENT SERIES
Morgan Stanley --
 Balanced Growth
 Portfolio -- Class
 X                           0.52%             0.25%             0.77%                N/A               0.77%
Morgan Stanley --
 Capital
 Opportunities
 Portfolio --Class X         0.67%             0.25%             0.92%                N/A               0.92%
Morgan Stanley --
 Developing Growth
 Portfolio -- Class
 X                           0.42%             0.23%             0.65%                N/A               0.65%
Morgan Stanley --
 Dividend Growth
 Portfolio -- Class
 X                           0.54%             0.13%             0.67%                N/A               0.67%
Morgan Stanley --
 Equally-Weighted
 S&P 500 Portfolio -
 - Class X                   0.12%             0.15%             0.27%                N/A               0.27%
Morgan Stanley --
 Flexible Income
 Portfolio -- Class
 X                           0.32%             0.52%             0.84%                N/A               0.84%
Morgan Stanley --
 Focus Growth
 Portfolio -- Class
 X                           0.55%             0.24%             0.79%                N/A               0.79%
Morgan Stanley --
 Global Equity
 Portfolio -- Class
 X                           0.77%             0.21%             0.98%                N/A               0.98%
Morgan Stanley --
 Growth Portfolio --
 Class X                     0.50%             0.21%             0.71%                N/A               0.71%
Morgan Stanley --
 Money Market
 Portfolio -- Class
 X                           0.45%             0.12%             0.57%                N/A               0.57%
Morgan Stanley --
 Utilities Portfolio
 -- Class X                  0.57%             0.20%             0.77%                N/A               0.77%
THE UNIVERSAL
 INSTITUTIONAL
 FUNDS, INC.
Van Kampen -- UIF
 Core Plus Fixed
 Income Portfolio --
 Class I                     0.38%             0.30%             0.68%                N/A               0.68%
Van Kampen -- UIF
 Emerging Markets
 Debt Portfolio --
 Class I                     0.75%             0.35%             1.10%                N/A               1.10%
Van Kampen -- UIF
 Emerging Markets
 Equity Portfolio --
 Class I                     1.23%             0.40%             1.63%                N/A               1.63%
Van Kampen -- UIF
 High Yield
 Portfolio -- Class
 I                           0.42%             0.45%             0.87%                N/A               0.87%   (1)
Van Kampen -- UIF
 U.S. Mid Cap Value
 Portfolio -- Class
 I                           0.72%             0.29%             1.01%                N/A               1.01%
VAN KAMPEN LIFE
 INVESTMENT TRUST
Van Kampen LIT
 Enterprise
 Portfolio -- Class
 I                           0.50%             0.18%             0.68%                N/A               0.68%   (2)
Van Kampen LIT
 Growth and Income
 Portfolio -- Class
 I                           0.56%             0.04%             0.60%                N/A               0.60%



NOTES



(1) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.80%.



     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.



     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 0.80%.



     Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



(2) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of 0.60%. For the year ended December 31, 2006, the Adviser waived approximately $93,900 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

-------------------------------------------------------------------------------

ABOUT US


Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.



THE INSURANCE COMPANIES



HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



THE SEPARATE ACCOUNTS



HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT FIVE -- established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE -- established as a separate account under Connecticut law on August 19, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


THE PORTFOLIOS

The underlying investments for the Policy are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

The Funds may not be available in all states.

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                                  INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
 MORGAN STANLEY -- BALANCED GROWTH PORTFOLIO -- CLASS X  Capital growth with reasonable       Morgan Stanley Investment Advisors
                                                         current income                       Inc.
 MORGAN STANLEY -- CAPITAL OPPORTUNITIES PORTFOLIO --    Long-term capital growth             Morgan Stanley Investment Advisors
  CLASS X                                                                                     Inc.
 MORGAN STANLEY -- DEVELOPING GROWTH PORTFOLIO -- CLASS  Long-term capital growth             Morgan Stanley Investment Advisors
  X                                                                                           Inc.
 MORGAN STANLEY -- DIVIDEND GROWTH PORTFOLIO -- CLASS X  Reasonable current income and        Morgan Stanley Investment Advisors
                                                         long-term growth of income and       Inc.
                                                         capital

8

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
FUNDING OPTION                                                  INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY -- EQUALLY-WEIGHTED S&P 500 PORTFOLIO    High level of total return on its    Morgan Stanley Investment Advisors
  -- CLASS X                                             assets through a combination of      Inc.
                                                         capital appreciation and current
                                                         income
 MORGAN STANLEY -- FLEXIBLE INCOME PORTFOLIO -- CLASS X  High level of current income. A      Morgan Stanley Investment Advisors
                                                         secondary objective is to maximize   Inc.
                                                         total return, but only to the
                                                         extent consistent with primary
                                                         objective
 MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO -- CLASS X     Long-term capital growth consistent  Morgan Stanley Investment Advisors
  (1)                                                    with an effort to reduce volatility  Inc.
 MORGAN STANLEY -- GLOBAL EQUITY PORTFOLIO -- CLASS X    Total return through long-term       Morgan Stanley Investment Advisors
                                                         capital growth and to a lesser       Inc.
                                                         extent from income
 MORGAN STANLEY -- GROWTH PORTFOLIO -- CLASS X           Long-term growth of capital          Morgan Stanley Investment Advisors
                                                                                              Inc.
 MORGAN STANLEY -- MONEY MARKET PORTFOLIO -- CLASS X     High current income, preservation    Morgan Stanley Investment Advisors
                                                         of capital and liquidity             Inc.
 MORGAN STANLEY -- UTILITIES PORTFOLIO -- CLASS X        Capital appreciation and current     Morgan Stanley Investment Advisors
                                                         income                               Inc.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF CORE PLUS FIXED INCOME PORTFOLIO --   Above-average total return over a    Morgan Stanley Investment
  CLASS I                                                market cycle of three to five years  Management Inc.
                                                         by investing primarily in a
                                                         diversified portfolio of fixed
                                                         income securities.
 VAN KAMPEN -- UIF EMERGING MARKETS DEBT PORTFOLIO --    High total return by investing       Morgan Stanley Investment
  CLASS I                                                primarily in fixed income            Management Inc.
                                                         securities of government and
                                                         government-related issuers and, to
                                                         a lesser extent, of corporate
                                                         issuers in emerging market
                                                         countries.
 VAN KAMPEN -- UIF EMERGING MARKETS EQUITY PORTFOLIO --  Long-term capital appreciation by    Morgan Stanley Investment
  CLASS I                                                investing primarily in               Management Inc.
                                                         growth-oriented equity securities    Sub-advised by Morgan Stanley
                                                         of issuers in emerging market        Investment Management Company
                                                         countries.
 VAN KAMPEN -- UIF HIGH YIELD PORTFOLIO -- CLASS I       Above-average total return over a    Morgan Stanley Investment
                                                         market cycle of three to five years  Management Inc.
                                                         by investing primarily in a
                                                         diversified portfolio of high yield
                                                         securities.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE PORTFOLIO --       Above-average total return over a    Morgan Stanley Investment
  CLASS I                                                market cycle of three to five years  Management Inc.
                                                         by investing primarily in common
                                                         stocks and other equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT ENTERPRISE PORTFOLIO -- CLASS I          Capital appreciation through         Van Kampen Asset Management
                                                         investments in securities believed
                                                         by the Portfolio's investment
                                                         adviser to have above average
                                                         potential for capital appreciation.
 VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO -- CLASS I   Long-term growth of capital and      Van Kampen Asset Management
                                                         income



(1)  Formerly Morgan Stanley - American Opportunities Portfolio -- Class X


MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity

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contracts with values allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolios from the Separate Account or replacing the Portfolio with another underlying Portfolio. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

10

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CHARGES AND DEDUCTIONS

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values.")

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and

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expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

-   Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

-   The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR                                                               RATE
--------------------------------------------------------------------------------
 1                                                                         2.25%
 2                                                                         2.00%
 3                                                                         1.75%
 4                                                                         1.50%
 5                                                                         1.25%
 6                                                                         1.00%
 7                                                                         0.75%
 8                                                                         0.50%
 9                                                                         0.25%
 10+                                                                       0.00%

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

-   Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

-   The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub- Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

X  For Policy Years 1, 2 and 3, the charge is 7.5%.

X  For Policy Years 4 and 5, the charge is 6%.

X  For Policy Years 6 and 7, the charge is 4%.

X  For Policy Years 8 and 9, the charge is 2%.

X  For Policy Years 10 and beyond, the charge is 0%.

12

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In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE PORTFOLIOS -- The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.


ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.



FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:



Your free look period begins on the day you get your Policy and ends 30 days after you receive it. In such an event, the Policy will be rescinded and we will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by us or the agent from whom it was purchased; and, (ii) any Policy charges taken.



FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:



Your free look period begins on the day you receive your Policy and ends generally within 10 days of receiving it (or longer in some states). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the policy is issued determines the free look period and the type of refund that applies. You should refer to your policy for information. However, generally, most states require us to refund the Account Value less any Indebteness. Other states require us to refund the total premiums paid less Indebtedness.


If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

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REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?



Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?



Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.



For example:



- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.



- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.


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-   Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.


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UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



CHANGES TO POLICY OR SEPARATE ACCOUNT


SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

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OTHER BENEFITS OF YOUR POLICY


LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Currently, only single life policies are available in the state of New York. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Securities Distribution Company, Inc., ("HSD"), under which HSD serves as principal underwriter for the policies which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HSD for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. The maximum commission we pay is 6.50% of premium in the first Policy Year up to the Target Premium.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



- ADDITIONAL PAYMENTS. Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


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
ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2006, Hartford and its affiliates paid approximately $19,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2006, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,800,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., PLANCO Distribution (an affiliate of Hartford), Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with

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18

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your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).


In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procedures:



- If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



- If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)



SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.


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You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.



HOW TO SEND PREMIUM PAYMENTS:



MAIL



You should send premium payments to the following lockbox address:



The Hartford
PO Box 64273
St. Paul, MN 55164-0273



or



To our Life Operations team at:



The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.



If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.



If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.


ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Portfolio. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Portfolio held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Portfolio held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Fund's prospectuses accompanying this Prospectus for a description of how the assets of each Portfolio are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.


All valuations in connection with a policy, will be made on the date your request or payment is received by us in good order before the close of the New York Stock Exchange on any Valuation Day at our Individual Life Operations Center. Otherwise a valuation will be made on the next date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Portfolios to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Portfolios, the value of the Loan Account and the monthly Deduction Amounts. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.

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SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

-   the New York Stock Exchange is closed;

-   trading on the New York Stock Exchange is restricted by the SEC;

-   the SEC permits and orders postponement; or

-   the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

-   the Face Amount; or

-   the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                    40          40
 Account Value on Date of Death                              $46,500     $34,000
 Specified Percentage                                           250%        250%

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and, we may will establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.


The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME


This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3.5% per year.


OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A

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payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender

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22

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date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS


AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00. In Tennessee, there is no minimum.


The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.


If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61-days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."



PREFERRED LOANS -- If the cash value exceeds the total of all premiums paid, the amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."


LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

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LAPSE AND REINSTATEMENT

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may


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include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES



Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares.


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Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, except increases in a Policy Owner's Account Value are generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.



MODIFIED ENDOWMENT CONTRACTS



A modified endowment contract ("MEC") is a life insurance contract that satisfies the definition of life insurance in Section 7702 and either: (i) fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.


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Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE; NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) of the Code provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements) are satisfied and an exception under section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts. If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be


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imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL MATTERS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a ma


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28

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terial adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL STATEMENTS

We have included the statutory financials statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call you registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.


COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.



HARTFORD, WE OR US: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

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30

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APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

The following definition is added:

FIXED ACCOUNT -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCOUNT

REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account," New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed
Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Account.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT -- New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly

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Activity Date; minus the Monthly Deduction Amount applicable to the Fixed
Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08772

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                                     PART B

HARTFORD LIFE INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
SELECT DIMENSIONS LIFE (SERIES II)
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
FINANCIAL STATEMENTS                                                           4

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HARTFORD LIFE INSURANCE COMPANY                                            3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (the "Account") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the policies issued with respect to the Separate Account. HSD is controlled by Hartford and is located at the same address as Hartford. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Hartford has paid no underwriting commissions to HSD for its role as Principal Underwriter.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been 2006: $1,705; 2005: $12; and 2004:
$207.


The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker dealers. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.

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4                                            HARTFORD LIFE INSURANCE COMPANY

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ADDITIONAL INFORMATION ABOUT CHARGES

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Five (the "Account") as of December 31, 2006 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Five as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 HARTFORD       HARTFORD
                                  HARTFORD     TOTAL RETURN      CAPITAL
                                  ADVISERS         BOND       APPRECIATION
                                  HLS FUND       HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  2,961,595      1,266,341      1,577,474
                                =============  =============  =============
  Cost                            $64,538,823    $13,508,829    $65,812,619
                                =============  =============  =============
  Market Value                    $66,927,671    $14,231,053    $84,377,448
 Due from Hartford Life
  Insurance Company                        --             --             --
 Receivable from fund shares
  sold                                     60             --         77,118
 Other assets                              --             --             --
                                -------------  -------------  -------------
 Total Assets                      66,927,731     14,231,053     84,454,566
                                -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        60             --         77,118
 Payable for fund shares
  purchased                                --             --             --
 Other liabilities                        159             51             19
                                -------------  -------------  -------------
 Total Liabilities                        219             51         77,137
                                -------------  -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $66,927,512    $14,231,002    $84,377,429
                                =============  =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                               DIVIDEND AND          HARTFORD                HARTFORD                HARTFORD
                                  GROWTH         GLOBAL ADVISERS          GLOBAL HEALTH           GLOBAL LEADERS
                                 HLS FUND            HLS FUND                HLS FUND                HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 1,685,490            314,573                  99,790                 218,047
                               =============       ============            ============            ============
  Cost                           $28,207,338         $3,719,535              $1,305,153              $3,949,421
                               =============       ============            ============            ============
  Market Value                   $38,414,842         $3,999,066              $1,680,477              $4,380,723
 Due from Hartford Life
  Insurance Company                       --                 --                      --                      --
 Receivable from fund shares
  sold                                    --                 --                      --                      --
 Other assets                             --                 --                      13                       1
                               -------------       ------------            ------------            ------------
 Total Assets                     38,414,842          3,999,066               1,680,490               4,380,724
                               -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                 --                      --                      --
 Payable for fund shares
  purchased                               --                 --                      --                      --
 Other liabilities                       102                  1                      --                      --
                               -------------       ------------            ------------            ------------
 Total Liabilities                       102                  1                      --                      --
                               -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $38,414,740         $3,999,065              $1,680,490              $4,380,724
                               =============       ============            ============            ============


                                      HARTFORD                HARTFORD                HARTFORD
                                 GLOBAL TECHNOLOGY       DISCIPLINED EQUITY          HIGH YIELD
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      111,597                  162,082                 258,204
                                     ==========             ============            ============
  Cost                                 $971,713               $2,203,050              $2,434,245
                                     ==========             ============            ============
  Market Value                         $674,694               $2,282,749              $2,413,585
 Due from Hartford Life
  Insurance Company                          --                       --                      --
 Receivable from fund shares
  sold                                       --                        5                      --
 Other assets                                 9                        2                      17
                                     ----------             ------------            ------------
 Total Assets                           674,703                2,282,756               2,413,602
                                     ----------             ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                        5                      --
 Payable for fund shares
  purchased                                  --                       --                      --
 Other liabilities                           --                       --                      --
                                     ----------             ------------            ------------
 Total Liabilities                           --                        5                      --
                                     ----------             ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $674,703               $2,282,751              $2,413,602
                                     ==========             ============            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 HARTFORD
                                  HARTFORD     INTERNATIONAL    HARTFORD
                                    INDEX      OPPORTUNITIES     MIDCAP
                                  HLS FUND       HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    549,680        955,257        684,269
                                =============  =============  =============
  Cost                            $12,323,286    $12,835,614    $14,560,974
                                =============  =============  =============
  Market Value                    $17,790,029    $14,538,788    $18,469,071
 Due from Hartford Life
  Insurance Company                        --             --             --
 Receivable from fund shares
  sold                                     --             --             --
 Other assets                              35            105             31
                                -------------  -------------  -------------
 Total Assets                      17,790,064     14,538,893     18,469,102
                                -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --             --             --
 Payable for fund shares
  purchased                                --             --             --
 Other liabilities                         --             --             --
                                -------------  -------------  -------------
 Total Liabilities                         --             --             --
                                -------------  -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $17,790,064    $14,538,893    $18,469,102
                                =============  =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                HARTFORD           HARTFORD
                                    MONEY MARKET         MORTGAGE SECURITIES        SMALL COMPANY           STOCK
                                      HLS FUND                 HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     12,843,512                 308,353                 413,085             761,562
                                    =============            ============            ============       =============
  Cost                                $12,843,512              $3,332,312              $6,430,092         $32,013,069
                                    =============            ============            ============       =============
  Market Value                        $12,843,512              $3,335,032              $7,876,235         $40,037,778
 Due from Hartford Life
  Insurance Company                        76,663                      --                      --                  --
 Receivable from fund shares
  sold                                         --                      --                      --                   5
 Other assets                               1,679                      --                      --                  88
                                    -------------            ------------            ------------       -------------
 Total Assets                          12,921,854               3,335,032               7,876,235          40,037,871
                                    -------------            ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                      --                   5
 Payable for fund shares
  purchased                                76,663                      --                      --                  --
 Other liabilities                             --                       7                      22                  --
                                    -------------            ------------            ------------       -------------
 Total Liabilities                         76,663                       7                      22                   5
                                    -------------            ------------            ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $12,845,191              $3,335,025              $7,876,213         $40,037,866
                                    =============            ============            ============       =============


                                      FOCUS              BALANCED             CAPITAL
                                     GROWTH               GROWTH           OPPORTUNITIES
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,279                1,208                157
                                    =========            =========            =======
  Cost                                $28,388              $18,127             $1,595
                                    =========            =========            =======
  Market Value                        $22,066              $21,225             $1,980
 Due from Hartford Life
  Insurance Company                        --                   --                 --
 Receivable from fund shares
  sold                                     --                   --                 --
 Other assets                              --                   --                 --
                                    ---------            ---------            -------
 Total Assets                          22,066               21,225              1,980
                                    ---------            ---------            -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                   --                 --
 Payable for fund shares
  purchased                                --                   --                 --
 Other liabilities                         --                   --                 --
                                    ---------            ---------            -------
 Total Liabilities                         --                   --                 --
                                    ---------            ---------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $22,066              $21,225             $1,980
                                    =========            =========            =======

(a)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                    DEVELOPING            FLEXIBLE              DIVIDEND
                                      GROWTH               INCOME                GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,283                1,144                 5,535
                                     =========            =========            ==========
  Cost                                 $23,424              $10,924              $109,509
                                     =========            =========            ==========
  Market Value                         $33,737               $8,339              $100,127
 Due from Hartford Life
  Insurance Company                         --                   --                    --
 Receivable from fund shares
  sold                                      --                   --                    --
 Other assets                               --                   --                     1
                                     ---------            ---------            ----------
 Total Assets                           33,737                8,339               100,128
                                     ---------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   --                    --
 Payable for fund shares
  purchased                                 --                   --                    --
 Other liabilities                          --                   --                    --
                                     ---------            ---------            ----------
 Total Liabilities                          --                   --                    --
                                     ---------            ---------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $33,737               $8,339              $100,128
                                     =========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      PUTNAM
                                                                                                     AMERICAN
                                                                          EQUALLY-WEIGHTED          GOVERNMENT
                                  GLOBAL EQUITY        MONEY MARKET            S&P 500                INCOME
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,578               35,923                 132                  101,539
                                    =========            =========             =======             ============
  Cost                                $37,030              $35,923              $2,348               $1,198,379
                                    =========            =========             =======             ============
  Market Value                        $48,394              $35,923              $3,676               $1,155,510
 Due from Hartford Life
  Insurance Company                        --                   --                  --                       --
 Receivable from fund shares
  sold                                     --                   --                  --                       --
 Other assets                              --                   --                  --                       --
                                    ---------            ---------             -------             ------------
 Total Assets                          48,394               35,923               3,676                1,155,510
                                    ---------            ---------             -------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                   --                  --                       --
 Payable for fund shares
  purchased                                --                   --                  --                       --
 Other liabilities                         --                   --                  --                        1
                                    ---------            ---------             -------             ------------
 Total Liabilities                         --                   --                  --                        1
                                    ---------            ---------             -------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $48,394              $35,923              $3,676               $1,155,509
                                    =========            =========             =======             ============


                                       PUTNAM                  PUTNAM
                                    DIVERSIFIED             GLOBAL ASSET               PUTNAM
                                       INCOME                ALLOCATION            GLOBAL EQUITY
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       267,798                 148,883                 244,918
                                    ============            ============            ============
  Cost                                $2,710,055              $2,346,209              $3,613,345
                                    ============            ============            ============
  Market Value                        $2,380,727              $2,456,572              $3,350,478
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                        --                      --                      --
 Other assets                                  2                       1                       2
                                    ------------            ------------            ------------
 Total Assets                          2,380,729               2,456,573               3,350,480
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --                      --
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                            --                      --                      --
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,380,729              $2,456,573              $3,350,480
                                    ============            ============            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   PUTNAM             PUTNAM                PUTNAM
                                 GROWTH AND           GROWTH                HEALTH
                                   INCOME         OPPORTUNITIES            SCIENCES
                                 SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    489,264           28,545                55,336
                                =============       ==========            ==========
  Cost                            $10,214,437         $153,449              $639,219
                                =============       ==========            ==========
  Market Value                    $14,452,860         $151,006              $757,550
 Due from Hartford Life
  Insurance Company                        --               --                    --
 Receivable from fund shares
  sold                                     --               --                    --
 Other assets                              32               --                     1
                                -------------       ----------            ----------
 Total Assets                      14,452,892          151,006               757,551
                                -------------       ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --               --                    --
 Payable for fund shares
  purchased                                --               --                    --
 Other liabilities                         --               --                    --
                                -------------       ----------            ----------
 Total Liabilities                         --               --                    --
                                -------------       ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $14,452,892         $151,006              $757,551
                                =============       ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           PUTNAM
                                                                                       INTERNATIONAL                PUTNAM
                                        PUTNAM                    PUTNAM                 GROWTH AND             INTERNATIONAL
                                      HIGH YIELD                  INCOME                   INCOME                   EQUITY
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         374,539                   160,143                  47,432                    51,507
                                    ==============            ==============            ============            ==============
  Cost                                  $4,608,124                $2,066,901                $612,107                  $797,153
                                    ==============            ==============            ============            ==============
  Market Value                          $2,932,640                $2,033,822                $916,387                $1,070,321
 Due from Hartford Life
  Insurance Company                             --                        --                      --                        --
 Receivable from fund shares
  sold                                          --                        --                      --                        --
 Other assets                                   10                        --                      --                        --
                                    --------------            --------------            ------------            --------------
 Total Assets                            2,932,650                 2,033,822                 916,387                 1,070,321
                                    --------------            --------------            ------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        --                      --                        --
 Payable for fund shares
  purchased                                     --                        --                      --                        --
 Other liabilities                              --                         1                      42                        41
                                    --------------            --------------            ------------            --------------
 Total Liabilities                              --                         1                      42                        41
                                    --------------            --------------            ------------            --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $2,932,650                $2,033,821                $916,345                $1,070,280
                                    ==============            ==============            ============            ==============

                                         PUTNAM
                                     INTERNATIONAL
                                          NEW                      PUTNAM                   PUTNAM
                                     OPPORTUNITIES               INVESTORS               MONEY MARKET
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          18,485                    60,838                 2,320,917
                                      ============              ============            ==============
  Cost                                    $226,595                  $586,452                $2,320,917
                                      ============              ============            ==============
  Market Value                            $339,011                  $746,480                $2,320,917
 Due from Hartford Life
  Insurance Company                             --                        --                        --
 Receivable from fund shares
  sold                                          --                        --                        --
 Other assets                                   --                         1                       391
                                      ------------              ------------            --------------
 Total Assets                              339,011                   746,481                 2,321,308
                                      ------------              ------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        --                        --
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                        --
                                      ------------              ------------            --------------
 Total Liabilities                              --                        --                        --
                                      ------------              ------------            --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                             $339,011                  $746,481                $2,321,308
                                      ============              ============            ==============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        PUTNAM                                         PUTNAM
                                         NEW                    PUTNAM             OTC & EMERGING
                                    OPPORTUNITIES             NEW VALUE                GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        242,544                  92,376                18,938
                                     ============            ============            ==========
  Cost                                 $3,525,324              $1,239,805              $237,060
                                     ============            ============            ==========
  Market Value                         $4,938,191              $1,706,191              $139,763
 Due from Hartford Life
  Insurance Company                            --                      --                    --
 Receivable from fund shares
  sold                                         --                      --                    --
 Other assets                                   3                      --                    --
                                     ------------            ------------            ----------
 Total Assets                           4,938,194               1,706,191               139,763
                                     ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                    --
 Payable for fund shares
  purchased                                    --                      --                    --
 Other liabilities                             --                      33                    --
                                     ------------            ------------            ----------
 Total Liabilities                             --                      33                    --
                                     ------------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $4,938,194              $1,706,158              $139,763
                                     ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PUTNAM                  PUTNAM
                                                            PUTNAM               THE GEORGE              UTILITIES
                                      PUTNAM              SMALL CAP             PUTNAM FUND              GROWTH AND
                                     RESEARCH               VALUE                OF BOSTON                 INCOME
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      16,763                34,249                  91,355                 110,900
                                    ==========            ==========            ============            ============
  Cost                                $217,235              $541,013                $956,520              $1,458,753
                                    ==========            ==========            ============            ============
  Market Value                        $221,100              $838,750              $1,139,192              $1,977,339
 Due from Hartford Life
  Insurance Company                         --                    --                      --                      --
 Receivable from fund shares
  sold                                      --                    --                      --                      --
 Other assets                               --                     2                      --                      --
                                    ----------            ----------            ------------            ------------
 Total Assets                          221,100               838,752               1,139,192               1,977,339
                                    ----------            ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                      --                      --
 Payable for fund shares
  purchased                                 --                    --                      --                      --
 Other liabilities                          --                    --                      --                      --
                                    ----------            ----------            ------------            ------------
 Total Liabilities                          --                    --                      --                      --
                                    ----------            ----------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $221,100              $838,752              $1,139,192              $1,977,339
                                    ==========            ==========            ============            ============


                                      PUTNAM                 PUTNAM             GROWTH AND
                                      VISTA                 VOYAGER               INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      39,433                 183,927                336
                                    ==========            ============            =======
  Cost                                $583,225              $5,358,136             $6,195
                                    ==========            ============            =======
  Market Value                        $589,925              $5,563,808             $7,394
 Due from Hartford Life
  Insurance Company                         --                      --                 --
 Receivable from fund shares
  sold                                      --                      --                 --
 Other assets                               --                      12                 13
                                    ----------            ------------            -------
 Total Assets                          589,925               5,563,820              7,407
                                    ----------            ------------            -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --                 --
 Payable for fund shares
  purchased                                 --                      --                 --
 Other liabilities                           1                      --                 --
                                    ----------            ------------            -------
 Total Liabilities                           1                      --                 --
                                    ----------            ------------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $589,924              $5,563,820             $7,407
                                    ==========            ============            =======

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                          UNITS
                                         OWNED BY        UNIT        CONTRACT
                                       PARTICIPANTS  FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY
 SUB-ACCOUNT):
Hartford Advisers HLS Fund -- Class      22,026,316     $3.038525    $66,927,512
 IA
Hartford Total Return Bond HLS Fund       6,062,272      2.347470     14,231,002
 -- Class IA
Hartford Capital Appreciation HLS        14,313,761      5.894847     84,377,429
 Fund -- Class IA
Hartford Dividend and Growth HLS Fund     8,584,171      4.475067     38,414,740
 -- Class IA
Hartford Global Advisers HLS Fund --      1,696,192      2.357673      3,999,065
 Class IA
Hartford Global Health HLS Fund --          717,510      2.342113      1,680,490
 Class IA
Hartford Global Leaders HLS Fund --       1,870,943      2.341452      4,380,724
 Class IA
Hartford Global Technology HLS Fund       1,131,928      0.596065        674,703
 -- Class IA
Hartford Disciplined Equity HLS Fund      1,487,361      1.534766      2,282,751
 -- Class IA
Hartford High Yield HLS Fund -- Class     1,530,330      1.577177      2,413,602
 IA
Hartford Index HLS Fund -- Class IA       4,985,011      3.568711     17,790,064
Hartford International Opportunities      5,635,326      2.579956     14,538,893
 HLS Fund -- Class IA
Hartford MidCap HLS Fund -- Class IA      4,263,369      4.332044     18,469,102
Hartford Money Market HLS Fund --         8,119,108      1.582094     12,845,191
 Class IA
Hartford Mortgage Securities HLS Fund     1,580,319      2.110349      3,335,025
 -- Class IA
Hartford Small Company HLS Fund --        2,927,846      2.690105      7,876,213
 Class IA
Hartford Stock HLS Fund -- Class IA      11,286,297      3.547476     40,037,866
Focus Growth -- Class X                       1,082     20.400275         22,066
Balanced Growth -- Class X                    1,036     20.491033         21,225
Capital Opportunities -- Class X                139     14.291226          1,980
Developing Growth -- Class X                  1,392     24.238594         33,737
Flexible Income -- Class X                      584     14.285383          8,339
Dividend Growth -- Class X                    5,611     17.843652        100,128
Global Equity -- Class X                      2,484     19.484866         48,394
Money Market -- Class X                      25,949      1.384352         35,923
Equally-Weighted S&P 500 -- Class X             137     26.855108          3,676
Putnam American Government Income --         82,705     13.971408      1,155,509
 Class IA
Putnam Diversified Income -- Class          105,883     22.484543      2,380,729
 IA
Putnam Global Asset Allocation --            90,799     27.055155      2,456,573
 Class IA
Putnam Global Equity -- Class IA            130,668     25.641210      3,350,480
Putnam Growth and Income -- Class IA        417,575     34.611500     14,452,892
Putnam Growth Opportunities -- Class         29,960      5.040179        151,006
 IA
Putnam Health Sciences -- Class IA           54,054     14.014657        757,551
Putnam High Yield -- Class IA               126,446     23.192902      2,932,650
Putnam Income -- Class IA                    96,634     21.046732      2,033,821
Putnam International Growth and              32,555     28.147582        916,345
 Income -- Class IA
Putnam International Equity -- Class         37,726     28.370120      1,070,280
 IA
Putnam International New                     16,721     20.274851        339,011
 Opportunities -- Class IA
Putnam Investors -- Class IA                 59,134     12.623661        746,481
Putnam Money Market -- Class IA           1,475,387      1.573356      2,321,308
Putnam New Opportunities -- Class IA        186,628     26.460092      4,938,194
Putnam New Value -- Class IA                 66,835     25.527967      1,706,158
Putnam OTC & Emerging Growth -- Class        18,742      7.457153        139,763
 IA
Putnam Research -- Class IA                  13,943     15.857617        221,100
Putnam Small Cap Value -- Class IA           26,053     32.193576        838,752

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          UNITS
                                         OWNED BY        UNIT        CONTRACT
                                       PARTICIPANTS  FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------
Putnam The George Putnam Fund of             73,466    $15.506427     $1,139,192
 Boston -- Class IA
Putnam Utilities Growth and Income --        60,899     32.469341      1,977,339
 Class IA
Putnam Vista -- Class IA                     31,201     18.907129        589,924
Putnam Voyager -- Class IA                  197,701     28.142665      5,563,820
Growth and Income -- Class I                    405     18.274294          7,407

#  Rounded unit values

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              HARTFORD          HARTFORD
                                       HARTFORD             TOTAL RETURN         CAPITAL
                                       ADVISERS                 BOND          APPRECIATION
                                       HLS FUND               HLS FUND          HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,533,398              $686,609          $1,082,586
                                     ------------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (816,859)              (12,547)            583,069
 Net realized gain on
  distributions                         4,765,369                 2,013          10,285,719
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,193,005               (12,054)            718,698
                                     ------------            ----------       -------------
  Net gain (loss) on
   investments                          5,141,515               (22,588)         11,587,486
                                     ------------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,674,913              $664,021         $12,670,072
                                     ============            ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    DIVIDEND AND             HARTFORD              HARTFORD              HARTFORD
                                       GROWTH            GLOBAL ADVISERS        GLOBAL HEALTH         GLOBAL LEADERS
                                      HLS FUND               HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $632,749              $115,718                  $937               $33,808
                                    ------------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  277,629                16,828                13,162               121,241
 Net realized gain on
  distributions                        2,685,419               142,634               248,813               236,284
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,102,080                59,373               (77,255)              182,346
                                    ------------            ----------            ----------            ----------
  Net gain (loss) on
   investments                         6,065,128               218,835               184,720               539,871
                                    ------------            ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,697,877              $334,553              $185,657              $573,679
                                    ============            ==========            ==========            ==========


                                     HARTFORD               HARTFORD              HARTFORD
                                 GLOBAL TECHNOLOGY     DISCIPLINED EQUITY        HIGH YIELD
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $25,041               $299,466
                                     ---------             ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (54,821)                87,475                 72,622
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,543                165,902               (101,214)
                                     ---------             ----------            -----------
  Net gain (loss) on
   investments                          (6,278)               253,377                (28,592)
                                     ---------             ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(6,278)              $278,418               $270,874
                                     =========             ==========            ===========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD             INTERNATIONAL         HARTFORD
                                        INDEX               OPPORTUNITIES          MIDCAP
                                       HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $288,553                $338,915            $195,617
                                     ------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   147,217                  22,720              86,609
 Net realized gain on
  distributions                         1,864,699               1,073,720           2,837,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year             148,338               1,362,186          (1,053,356)
                                     ------------            ------------       -------------
  Net gain (loss) on
   investments                          2,160,254               2,458,626           1,870,589
                                     ------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,448,807              $2,797,541          $2,066,206
                                     ============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD               HARTFORD                 HARTFORD                HARTFORD
                                   MONEY MARKET        MORTGAGE SECURITIES        SMALL COMPANY                STOCK
                                     HLS FUND               HLS FUND                 HLS FUND                HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $599,988                $352,604                  $14,277                 $508,367
                                    ----------             -----------             ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                  (2,975)                 (68,735)                (638,195)
 Net realized gain on
  distributions                             --                      --                1,189,865                2,222,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                (196,422)                (126,735)               3,210,739
                                    ----------             -----------             ------------            -------------
  Net gain (loss) on
   investments                              --                (199,397)                 994,395                4,794,928
                                    ----------             -----------             ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $599,988                $153,207               $1,008,672               $5,303,295
                                    ==========             ===========             ============            =============


                                     FOCUS             BALANCED            CAPITAL
                                     GROWTH             GROWTH          OPPORTUNITIES
                                SUB-ACCOUNT (A)       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5                $518              $ --
                                     ------             -------             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (466)                  8                 4
 Net realized gain on
  distributions                          --               1,002                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           526                 878               142
                                     ------             -------             -----
  Net gain (loss) on
   investments                           60               1,888               146
                                     ------             -------             -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $65              $2,406              $146
                                     ======             =======             =====

(a)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   DEVELOPING         FLEXIBLE           DIVIDEND
                                     GROWTH            INCOME             GROWTH
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --             $520               $1,259
                                     -------            -----            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  129               --                 (297)
 Net realized gain on
  distributions                           --               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,160              (63)               9,229
                                     -------            -----            ---------
  Net gain (loss) on
   investments                         3,289              (63)               8,932
                                     -------            -----            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,289             $457              $10,191
                                     =======            =====            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                PUTNAM
                                                                                               AMERICAN
                                                                      EQUALLY-WEIGHTED        GOVERNMENT
                                 GLOBAL EQUITY      MONEY MARKET           S&P 500              INCOME
                                  SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $328             $1,597                $43                $52,673
                                    -------            -------              -----              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 100                 --                  6                    (77)
 Net realized gain on
  distributions                       3,135                 --                180                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         5,123                 --                274                (12,842)
                                    -------            -------              -----              ---------
  Net gain (loss) on
   investments                        8,358                 --                460                (12,919)
                                    -------            -------              -----              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $8,686             $1,597               $503                $39,754
                                    =======            =======              =====              =========


                                      PUTNAM                PUTNAM
                                   DIVERSIFIED           GLOBAL ASSET             PUTNAM
                                      INCOME              ALLOCATION           GLOBAL EQUITY
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $121,737               $50,323                $19,015
                                    ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,015                (3,735)              (179,578)
 Net realized gain on
  distributions                             --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           17,700               193,932                833,392
                                    ----------            ----------            -----------
  Net gain (loss) on
   investments                          22,715               190,197                653,814
                                    ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $144,452              $240,520               $672,829
                                    ==========            ==========            ===========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        PUTNAM                PUTNAM               PUTNAM
                                      GROWTH AND              GROWTH               HEALTH
                                        INCOME             OPPORTUNITIES          SCIENCES
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $256,165                 $238               $4,252
                                     ------------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   307,916                  516                2,518
 Net realized gain on
  distributions                           341,553                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,230,693               10,408               14,757
                                     ------------            ---------            ---------
  Net gain (loss) on
   investments                          1,880,162               10,924               17,275
                                     ------------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,136,327              $11,162              $21,527
                                     ============            =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PUTNAM
                                                                            INTERNATIONAL             PUTNAM
                                      PUTNAM               PUTNAM             GROWTH AND          INTERNATIONAL
                                    HIGH YIELD             INCOME               INCOME                EQUITY
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $248,490             $91,323                $9,411                $7,674
                                    ----------            --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (64,856)              5,606                 6,195                22,043
 Net realized gain on
  distributions                             --                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          126,052                 526               169,070               205,179
                                    ----------            --------            ----------            ----------
  Net gain (loss) on
   investments                          61,196               6,132               175,265               227,222
                                    ----------            --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $309,686             $97,455              $184,676              $234,896
                                    ==========            ========            ==========            ==========

                                     PUTNAM
                                 INTERNATIONAL
                                      NEW                 PUTNAM                PUTNAM
                                 OPPORTUNITIES          INVESTORS            MONEY MARKET
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,231                $5,244              $111,066
                                    --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               12,379                16,077                    --
 Net realized gain on
  distributions                           --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         50,881                87,704                    --
                                    --------            ----------            ----------
  Net gain (loss) on
   investments                        63,260               103,781                    --
                                    --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $66,491              $109,025              $111,066
                                    ========            ==========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       PUTNAM                                     PUTNAM
                                        NEW                  PUTNAM           OTC & EMERGING
                                   OPPORTUNITIES           NEW VALUE              GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9,295               $22,652                 $ --
                                     ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  99,990                (1,344)             (19,046)
 Net realized gain on
  distributions                              --               120,174                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           318,172               108,794               33,380
                                     ----------            ----------            ---------
  Net gain (loss) on
   investments                          418,162               227,624               14,334
                                     ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $427,457              $250,276              $14,334
                                     ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 PUTNAM                PUTNAM
                                                           PUTNAM              THE GEORGE            UTILITIES
                                     PUTNAM              SMALL CAP            PUTNAM FUND            GROWTH AND
                                    RESEARCH               VALUE               OF BOSTON               INCOME
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,840                $3,393               $31,213               $53,560
                                    ---------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,443)               18,282                 3,197                (1,023)
 Net realized gain on
  distributions                            --                64,120                40,353                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          25,143                43,136                52,203               382,407
                                    ---------            ----------            ----------            ----------
  Net gain (loss) on
   investments                         22,700               125,538                95,753               381,384
                                    ---------            ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,540              $128,931              $126,966              $434,944
                                    =========            ==========            ==========            ==========


                                     PUTNAM                PUTNAM             GROWTH AND
                                      VISTA                VOYAGER              INCOME
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $23,453                $78
                                    ---------            -----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (55,742)              (151,123)                 7
 Net realized gain on
  distributions                            --                     --                433
 Net unrealized appreciation
  (depreciation) of
  investments during the year          92,703                424,556                523
                                    ---------            -----------            -------
  Net gain (loss) on
   investments                         36,961                273,433                963
                                    ---------            -----------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $36,961               $296,886             $1,041
                                    =========            ===========            =======

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      HARTFORD             HARTFORD
                                  HARTFORD          TOTAL RETURN           CAPITAL
                                  ADVISERS              BOND             APPRECIATION
                                  HLS FUND            HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,533,398            $686,609           $1,082,586
 Net realized gain (loss) on
  security transactions              (816,859)            (12,547)             583,069
 Net realized gain on
  distributions                     4,765,369               2,013           10,285,719
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,193,005             (12,054)             718,698
                                -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        6,674,913             664,021           12,670,072
                                -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                              8,698                  --                6,431
 Net transfers                     (1,857,178)           (180,645)          (2,403,894)
 Surrenders for benefit
  payments and fees                (5,508,025)           (958,952)          (7,170,701)
 Net loan activity                     80,201              (1,905)             455,773
 Cost of insurance and other
  fees                             (1,457,000)           (321,902)          (1,763,295)
                                -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (8,733,304)         (1,463,404)         (10,875,686)
                                -------------       -------------       --------------
 Net increase (decrease) in
  net assets                       (2,058,391)           (799,383)           1,794,386
NET ASSETS:
 Beginning of year                 68,985,903          15,030,385           82,583,043
                                -------------       -------------       --------------
 End of year                      $66,927,512         $14,231,002          $84,377,429
                                =============       =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                               DIVIDEND AND              HARTFORD               HARTFORD               HARTFORD
                                  GROWTH              GLOBAL ADVISERS         GLOBAL HEALTH         GLOBAL LEADERS
                                 HLS FUND                HLS FUND               HLS FUND               HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $632,749               $115,718                   $937                $33,808
 Net realized gain (loss) on
  security transactions              277,629                 16,828                 13,162                121,241
 Net realized gain on
  distributions                    2,685,419                142,634                248,813                236,284
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,102,080                 59,373                (77,255)               182,346
                               -------------            -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,697,877                334,553                185,657                573,679
                               -------------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                25                     --                     --                     --
 Net transfers                       697,635                228,193                 69,937                (84,627)
 Surrenders for benefit
  payments and fees               (3,463,425)              (364,107)              (208,072)              (545,374)
 Net loan activity                  (110,242)               (20,389)                (6,647)                13,764
 Cost of insurance and other
  fees                              (779,549)               (89,778)               (37,656)               (99,279)
                               -------------            -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,655,556)              (246,081)              (182,438)              (715,516)
                               -------------            -----------            -----------            -----------
 Net increase (decrease) in
  net assets                       3,042,321                 88,472                  3,219               (141,837)
NET ASSETS:
 Beginning of year                35,372,419              3,910,593              1,677,271              4,522,561
                               -------------            -----------            -----------            -----------
 End of year                     $38,414,740             $3,999,065             $1,680,490             $4,380,724
                               =============            ===========            ===========            ===========


                                     HARTFORD              HARTFORD               HARTFORD
                                GLOBAL TECHNOLOGY     DISCIPLINED EQUITY         HIGH YIELD
                                     HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                $25,041               $299,466
 Net realized gain (loss) on
  security transactions                (54,821)                87,475                 72,622
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,543                165,902               (101,214)
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (6,278)               278,418                270,874
                                    ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                     --                     --
 Net transfers                          42,029               (126,602)              (121,194)
 Surrenders for benefit
  payments and fees                    (40,313)              (166,673)              (708,514)
 Net loan activity                      (2,388)               (16,115)                (1,248)
 Cost of insurance and other
  fees                                 (19,384)               (54,570)               (52,918)
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (20,056)              (363,960)              (883,874)
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets                           (26,334)               (85,542)              (613,000)
NET ASSETS:
 Beginning of year                     701,037              2,368,293              3,026,602
                                    ----------            -----------            -----------
 End of year                          $674,703             $2,282,751             $2,413,602
                                    ==========            ===========            ===========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD          INTERNATIONAL         HARTFORD
                                    INDEX           OPPORTUNITIES          MIDCAP
                                  HLS FUND            HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $288,553            $338,915            $195,617
 Net realized gain (loss) on
  security transactions               147,217              22,720              86,609
 Net realized gain on
  distributions                     1,864,699           1,073,720           2,837,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year         148,338           1,362,186          (1,053,356)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,448,807           2,797,541           2,066,206
                                -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 27                   1                 350
 Net transfers                        (94,669)          1,923,659          (1,021,205)
 Surrenders for benefit
  payments and fees                (1,227,047)           (750,022)         (1,317,878)
 Net loan activity                     88,365             (42,495)            (74,425)
 Cost of insurance and other
  fees                               (389,822)           (265,944)           (443,037)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,623,146)            865,199          (2,856,195)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets                          825,661           3,662,740            (789,989)
NET ASSETS:
 Beginning of year                 16,964,403          10,876,153          19,259,091
                                -------------       -------------       -------------
 End of year                      $17,790,064         $14,538,893         $18,469,102
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                HARTFORD           HARTFORD
                                    MONEY MARKET         MORTGAGE SECURITIES        SMALL COMPANY           STOCK
                                      HLS FUND                 HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $599,988                $352,604                 $14,277            $508,367
 Net realized gain (loss) on
  security transactions                        --                  (2,975)                (68,735)           (638,195)
 Net realized gain on
  distributions                                --                      --               1,189,865           2,222,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                (196,422)               (126,735)          3,210,739
                                    -------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              599,988                 153,207               1,008,672           5,303,295
                                    -------------            ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  5,778                      --                      --                   3
 Net transfers                          4,381,385                (262,738)               (189,739)         (1,000,346)
 Surrenders for benefit
  payments and fees                    (4,582,134)               (151,646)               (446,398)         (2,469,323)
 Net loan activity                        183,539                  (1,408)                (17,731)            (30,700)
 Cost of insurance and other
  fees                                   (275,588)                (74,649)               (181,077)           (854,073)
                                    -------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (287,020)               (490,441)               (834,945)         (4,354,439)
                                    -------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets                              312,968                (337,234)                173,727             948,856
NET ASSETS:
 Beginning of year                     12,532,223               3,672,259               7,702,486          39,089,010
                                    -------------            ------------            ------------       -------------
 End of year                          $12,845,191              $3,335,025              $7,876,213         $40,037,866
                                    =============            ============            ============       =============


                                      FOCUS              BALANCED             CAPITAL
                                     GROWTH               GROWTH           OPPORTUNITIES
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $5                 $518               $ --
 Net realized gain (loss) on
  security transactions                  (466)                   8                  4
 Net realized gain on
  distributions                            --                1,002                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             526                  878                142
                                    ---------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                               65                2,406                146
                                    ---------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                 --
 Net transfers                             --                   --                 --
 Surrenders for benefit
  payments and fees                       (24)                 (16)                (3)
 Net loan activity                         --                   --                 --
 Cost of insurance and other
  fees                                   (531)                (468)               (45)
                                    ---------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (555)                (484)               (48)
                                    ---------            ---------            -------
 Net increase (decrease) in
  net assets                             (490)               1,922                 98
NET ASSETS:
 Beginning of year                     22,556               19,303              1,882
                                    ---------            ---------            -------
 End of year                          $22,066              $21,225             $1,980
                                    =========            =========            =======

(a)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                    DEVELOPING           FLEXIBLE             DIVIDEND
                                      GROWTH              INCOME               GROWTH
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --               $520                $1,259
 Net realized gain (loss) on
  security transactions                    129                 --                  (297)
 Net realized gain on
  distributions                             --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,160                (63)                9,229
                                     ---------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,289                457                10,191
                                     ---------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 --                    --
 Net transfers                              --                 --                    --
 Surrenders for benefit
  payments and fees                        (15)                (7)                  (53)
 Net loan activity                          --                 --                    --
 Cost of insurance and other
  fees                                    (779)              (192)               (2,256)
                                     ---------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (794)              (199)               (2,309)
                                     ---------            -------            ----------
 Net increase (decrease) in
  net assets                             2,495                258                 7,882
NET ASSETS:
 Beginning of year                      31,242              8,081                92,246
                                     ---------            -------            ----------
 End of year                           $33,737             $8,339              $100,128
                                     =========            =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        PUTNAM
                                                                                                       AMERICAN
                                                                          EQUALLY-WEIGHTED            GOVERNMENT
                                  GLOBAL EQUITY        MONEY MARKET            S&P 500                  INCOME
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $328               $1,597                 $43                    $52,673
 Net realized gain (loss) on
  security transactions                   100                   --                   6                        (77)
 Net realized gain on
  distributions                         3,135                   --                 180                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,123                   --                 274                    (12,842)
                                    ---------            ---------             -------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,686                1,597                 503                     39,754
                                    ---------            ---------             -------               ------------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                  --                         --
 Net transfers                             --                   --                  --                    (43,217)
 Surrenders for benefit
  payments and fees                       (22)                 (30)                 (2)                   (31,932)
 Net loan activity                         --                   --                  --                         --
 Cost of insurance and other
  fees                                 (1,112)                (836)                (81)                   (30,776)
                                    ---------            ---------             -------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,134)                (866)                (83)                  (105,925)
                                    ---------            ---------             -------               ------------
 Net increase (decrease) in
  net assets                            7,552                  731                 420                    (66,171)
NET ASSETS:
 Beginning of year                     40,842               35,192               3,256                  1,221,680
                                    ---------            ---------             -------               ------------
 End of year                          $48,394              $35,923              $3,676                 $1,155,509
                                    =========            =========             =======               ============


                                       PUTNAM                  PUTNAM
                                    DIVERSIFIED             GLOBAL ASSET               PUTNAM
                                       INCOME                ALLOCATION            GLOBAL EQUITY
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $121,737                 $50,323                 $19,015
 Net realized gain (loss) on
  security transactions                    5,015                  (3,735)               (179,578)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             17,700                 193,932                 833,392
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             144,452                 240,520                 672,829
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                      30                      20
 Net transfers                           396,584               1,119,957                (170,388)
 Surrenders for benefit
  payments and fees                      (37,709)               (177,597)               (369,588)
 Net loan activity                           529                     620                  19,815
 Cost of insurance and other
  fees                                   (51,645)                (42,629)                (69,841)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      307,759                 900,381                (589,982)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             452,211               1,140,901                  82,847
NET ASSETS:
 Beginning of year                     1,928,518               1,315,672               3,267,633
                                    ------------            ------------            ------------
 End of year                          $2,380,729              $2,456,573              $3,350,480
                                    ============            ============            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   PUTNAM                  PUTNAM                PUTNAM
                                 GROWTH AND                GROWTH                HEALTH
                                   INCOME              OPPORTUNITIES            SCIENCES
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $256,165                  $238                 $4,252
 Net realized gain (loss) on
  security transactions               307,916                   516                  2,518
 Net realized gain on
  distributions                       341,553                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,230,693                10,408                 14,757
                                -------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,136,327                11,162                 21,527
                                -------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                    --                     --
 Net transfers                       (449,349)               70,028                (83,327)
 Surrenders for benefit
  payments and fees                (1,771,196)              (11,584)                (5,394)
 Net loan activity                    (36,042)                   --                  1,050
 Cost of insurance and other
  fees                               (312,325)               (2,692)               (18,017)
                                -------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,568,912)               55,752               (105,688)
                                -------------            ----------            -----------
 Net increase (decrease) in
  net assets                         (432,585)               66,914                (84,161)
NET ASSETS:
 Beginning of year                 14,885,477                84,092                841,712
                                -------------            ----------            -----------
 End of year                      $14,452,892              $151,006               $757,551
                                =============            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PUTNAM
                                                                               INTERNATIONAL              PUTNAM
                                    PUTNAM                  PUTNAM               GROWTH AND           INTERNATIONAL
                                  HIGH YIELD                INCOME                 INCOME                 EQUITY
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $248,490                 $91,323                $9,411                  $7,674
 Net realized gain (loss)
  on security transactions            (64,856)                  5,606                 6,195                  22,043
 Net realized gain on
  distributions                            --                      --                    --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                126,052                     526               169,070                 205,179
                                 ------------            ------------            ----------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     309,686                  97,455               184,676                 234,896
                                 ------------            ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                      --                    --                      30
 Net transfers                       (375,695)                (21,075)              138,683                  94,474
 Surrenders for benefit
  payments and fees                  (285,053)                (79,767)              (33,408)               (148,405)
 Net loan activity                     14,012                 (11,179)               (9,579)                 11,498
 Cost of insurance and
  other fees                          (75,411)                (49,627)              (16,911)                (23,020)
                                 ------------            ------------            ----------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (722,147)               (161,648)               78,785                 (65,423)
                                 ------------            ------------            ----------            ------------
 Net increase (decrease)
  in net assets                      (412,461)                (64,193)              263,461                 169,473
NET ASSETS:
 Beginning of year                  3,345,111               2,098,014               652,884                 900,807
                                 ------------            ------------            ----------            ------------
 End of year                       $2,932,650              $2,033,821              $916,345              $1,070,280
                                 ============            ============            ==========            ============

                                    PUTNAM
                                INTERNATIONAL
                                     NEW                   PUTNAM                  PUTNAM
                                OPPORTUNITIES             INVESTORS             MONEY MARKET
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $3,231                  $5,244                $111,066
 Net realized gain (loss)
  on security transactions            12,379                  16,077                      --
 Net realized gain on
  distributions                           --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                50,881                  87,704                      --
                                  ----------             -----------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     66,491                 109,025                 111,066
                                  ----------             -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                --                      --                      --
 Net transfers                        99,279                 153,434                 136,204
 Surrenders for benefit
  payments and fees                  (18,614)               (255,436)               (293,966)
 Net loan activity                   (56,213)                 (6,339)                 35,215
 Cost of insurance and
  other fees                          (6,793)                (18,572)                (55,061)
                                  ----------             -----------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              17,659                (126,913)               (177,608)
                                  ----------             -----------            ------------
 Net increase (decrease)
  in net assets                       84,150                 (17,888)                (66,542)
NET ASSETS:
 Beginning of year                   254,861                 764,369               2,387,850
                                  ----------             -----------            ------------
 End of year                        $339,011                $746,481              $2,321,308
                                  ==========             ===========            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        PUTNAM                                         PUTNAM
                                         NEW                    PUTNAM             OTC & EMERGING
                                    OPPORTUNITIES             NEW VALUE                GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9,295                 $22,652                  $ --
 Net realized gain (loss) on
  security transactions                    99,990                  (1,344)              (19,046)
 Net realized gain on
  distributions                                --                 120,174                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             318,172                 108,794                33,380
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              427,457                 250,276                14,334
                                     ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                     20                      --                    --
 Net transfers                           (343,057)                    840                30,143
 Surrenders for benefit
  payments and fees                      (515,894)               (183,273)                 (191)
 Net loan activity                        (12,312)                (31,364)                 (841)
 Cost of insurance and other
  fees                                   (113,367)                (38,832)               (2,686)
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (984,610)               (252,629)               26,425
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             (557,153)                 (2,353)               40,759
NET ASSETS:
 Beginning of year                      5,495,347               1,708,511                99,004
                                     ------------            ------------            ----------
 End of year                           $4,938,194              $1,706,158              $139,763
                                     ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    PUTNAM                  PUTNAM
                                                            PUTNAM                THE GEORGE              UTILITIES
                                      PUTNAM               SMALL CAP             PUTNAM FUND              GROWTH AND
                                     RESEARCH                VALUE                OF BOSTON                 INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,840                 $3,393                 $31,213                 $53,560
 Net realized gain (loss) on
  security transactions                 (2,443)                18,282                   3,197                  (1,023)
 Net realized gain on
  distributions                             --                 64,120                  40,353                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,143                 43,136                  52,203                 382,407
                                    ----------            -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            24,540                128,931                 126,966                 434,944
                                    ----------            -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                     --                      --                      --
 Net transfers                          (6,940)               120,165                 (76,846)                 41,724
 Surrenders for benefit
  payments and fees                    (13,838)              (114,497)                (69,341)               (166,185)
 Net loan activity                      (4,967)                (5,526)                (20,144)                  1,151
 Cost of insurance and other
  fees                                  (5,799)               (16,765)                (24,454)                (41,284)
                                    ----------            -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (31,544)               (16,623)               (190,785)               (164,594)
                                    ----------            -----------            ------------            ------------
 Net increase (decrease) in
  net assets                            (7,004)               112,308                 (63,819)                270,350
NET ASSETS:
 Beginning of year                     228,104                726,444               1,203,011               1,706,989
                                    ----------            -----------            ------------            ------------
 End of year                          $221,100               $838,752              $1,139,192              $1,977,339
                                    ==========            ===========            ============            ============


                                      PUTNAM             PUTNAM              GROWTH AND
                                       VISTA             VOYAGER               INCOME
                                    SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $ --             $23,453                $78
 Net realized gain (loss) on
  security transactions                 (55,742)           (151,123)                 7
 Net realized gain on
  distributions                              --                  --                433
 Net unrealized appreciation
  (depreciation) of
  investments during the year            92,703             424,556                523
                                    -----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             36,961             296,886              1,041
                                    -----------       -------------            -------
UNIT TRANSACTIONS:
 Purchases                                   --                  --                 --
 Net transfers                          (51,372)           (780,251)                --
 Surrenders for benefit
  payments and fees                     (45,627)           (583,822)                (2)
 Net loan activity                       (5,986)             30,629                 --
 Cost of insurance and other
  fees                                  (14,162)           (136,150)              (161)
                                    -----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (117,147)         (1,469,594)              (163)
                                    -----------       -------------            -------
 Net increase (decrease) in
  net assets                            (80,186)         (1,172,708)               878
NET ASSETS:
 Beginning of year                      670,110           6,736,528              6,529
                                    -----------       -------------            -------
 End of year                           $589,924          $5,563,820             $7,407
                                    ===========       =============            =======

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                           HARTFORD
                                  HARTFORD               TOTAL RETURN
                                  ADVISERS                   BOND
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (A)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,247,403               $1,107,122
 Net realized gain (loss) on
  security transactions            (1,304,704)                  (3,451)
 Net realized gain on
  distributions                     3,992,726                  106,953
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (97,035)                (855,691)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,838,390                  354,933
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 73                       --
 Net transfers                     (1,747,592)                 305,767
 Surrenders for benefit
  payments and fees                (4,625,185)                (481,073)
 Net loan activity                   (352,688)                 (68,254)
 Cost of insurance and other
  fees                             (1,644,756)                (360,718)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (8,370,148)                (604,278)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (3,531,758)                (249,345)
NET ASSETS:
 Beginning of year                 72,517,661               15,279,730
                                -------------            -------------
 End of year                      $68,985,903              $15,030,385
                                =============            =============

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD
                                  CAPITAL          DIVIDEND AND               HARTFORD
                               APPRECIATION           GROWTH              GLOBAL ADVISERS
                                 HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $730,065            $651,161                $142,900
 Net realized gain (loss) on
  security transactions             (388,926)             37,033                  28,667
 Net realized gain on
  distributions                   11,069,869           1,518,942                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (99,355)           (168,048)                (54,238)
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      11,311,653           2,039,088                 117,329
                               -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                73                  --                      --
 Net transfers                       646,907             378,720                (165,519)
 Surrenders for benefit
  payments and fees               (7,091,727)         (2,509,338)               (111,336)
 Net loan activity                    44,228             (48,477)                (25,352)
 Cost of insurance and other
  fees                            (1,779,179)           (827,602)                (92,068)
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (8,179,698)         (3,006,697)               (394,275)
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets                       3,131,955            (967,609)               (276,946)
NET ASSETS:
 Beginning of year                79,451,088          36,340,028               4,187,539
                               -------------       -------------            ------------
 End of year                     $82,583,043         $35,372,419              $3,910,593
                               =============       =============            ============


                                      HARTFORD                HARTFORD               HARTFORD
                                   GLOBAL HEALTH           GLOBAL LEADERS        GLOBAL TECHNOLOGY
                                      HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,118                 $35,492                 $2,316
 Net realized gain (loss) on
  security transactions                   16,872                   2,797                 10,134
 Net realized gain on
  distributions                          112,485                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             51,924                  50,657                 59,276
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             182,399                  88,946                 71,726
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                      --                     --
 Net transfers                            96,819                 (57,361)               (97,880)
 Surrenders for benefit
  payments and fees                     (222,384)               (313,690)               (67,317)
 Net loan activity                        (7,686)                 (3,658)                    --
 Cost of insurance and other
  fees                                   (34,882)               (103,866)               (16,874)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (168,133)               (478,575)              (182,071)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                              14,266                (389,629)              (110,345)
NET ASSETS:
 Beginning of year                     1,663,005               4,912,190                811,382
                                    ------------            ------------            -----------
 End of year                          $1,677,271              $4,522,561               $701,037
                                    ============            ============            ===========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                  DISCIPLINED EQUITY          HIGH YIELD
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $27,159                $209,584
 Net realized gain (loss) on
  security transactions                    38,343                 (54,064)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              77,560                 (90,573)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              143,062                  64,947
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                      --
 Net transfers                           (179,638)               (307,581)
 Surrenders for benefit
  payments and fees                       (65,128)                (55,108)
 Net loan activity                             --                 (10,417)
 Cost of insurance and other
  fees                                    (56,242)                (67,124)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (301,008)               (440,230)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (157,946)               (375,283)
NET ASSETS:
 Beginning of year                      2,526,239               3,401,885
                                     ------------            ------------
 End of year                           $2,368,293              $3,026,602
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT

-------------------------------------------------------------------------------

                                                     HARTFORD
                                 HARTFORD          INTERNATIONAL         HARTFORD
                                   INDEX           OPPORTUNITIES          MIDCAP
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $320,571                $ --             $71,847
 Net realized gain (loss) on
  security transactions              165,112             (83,120)             14,818
 Net realized gain on
  distributions                      535,239                  --           2,637,506
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (292,134)          1,506,276              49,310
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         728,788           1,423,156           2,773,481
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                --                  --                  --
 Net transfers                      (542,980)            164,576             942,647
 Surrenders for benefit
  payments and fees               (1,010,511)           (871,469)           (978,688)
 Net loan activity                  (331,001)             (7,345)            (86,268)
 Cost of insurance and other
  fees                              (418,732)           (241,109)           (419,681)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,303,224)           (955,347)           (541,990)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                      (1,574,436)            467,809           2,231,491
NET ASSETS:
 Beginning of year                18,538,839          10,408,344          17,027,600
                               -------------       -------------       -------------
 End of year                     $16,964,403         $10,876,153         $19,259,091
                               =============       =============       =============


                                      HARTFORD                 HARTFORD                HARTFORD
                                    MONEY MARKET         MORTGAGE SECURITIES        SMALL COMPANY
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $399,449                $166,614                    $ --
 Net realized gain (loss) on
  security transactions                        --                  (7,295)                 85,309
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                 (67,908)              1,244,215
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              399,449                  91,411               1,329,524
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                      --                      --
 Net transfers                          1,266,819                (272,273)                 51,958
 Surrenders for benefit
  payments and fees                    (4,250,876)               (200,234)               (515,775)
 Net loan activity                        317,528                 (20,477)                (19,386)
 Cost of insurance and other
  fees                                   (337,932)                (93,049)               (160,303)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,004,461)               (586,033)               (643,506)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (2,605,012)               (494,622)                686,018
NET ASSETS:
 Beginning of year                     15,137,235               4,166,881               7,016,468
                                    -------------            ------------            ------------
 End of year                          $12,532,223              $3,672,259              $7,702,486
                                    =============            ============            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                  HARTFORD
                                    STOCK
                                  HLS FUND              HIGH YIELD
                                 SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $711,954                 $89
 Net realized gain (loss) on
  security transactions            (1,015,388)               (428)
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,799,010                 357
                                -------------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,495,576                  18
                                -------------            --------
UNIT TRANSACTIONS:
 Purchases                                 --                  --
 Net transfers                       (483,389)                 --
 Surrenders for benefit
  payments and fees                (1,898,063)             (1,192)
 Net loan activity                    (94,087)                 --
 Cost of insurance and other
  fees                               (892,681)                 --
                                -------------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,368,220)             (1,192)
                                -------------            --------
 Net increase (decrease) in
  net assets                          127,356              (1,174)
NET ASSETS:
 Beginning of year                 38,961,654               1,174
                                -------------            --------
 End of year                      $39,089,010                $ --
                                =============            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  U.S. MID CAP          AMERICAN             BALANCED
                                     VALUE            OPPORTUNITIES           GROWTH
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $5                 $147                 $387
 Net realized gain (loss) on
  security transactions                  228               (5,143)                   7
 Net realized gain on
  distributions                           22                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (157)               7,423                  932
                                    --------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              98                2,427                1,326
                                    --------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                --                   --                   --
 Net transfers                            --               (5,878)               4,725
 Surrenders for benefit
  payments and fees                   (1,616)             (12,380)                 (14)
 Net loan activity                        --                   --                   --
 Cost of insurance and other
  fees                                    --                 (592)                (384)
                                    --------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,616)             (18,850)               4,327
                                    --------            ---------            ---------
 Net increase (decrease) in
  net assets                          (1,518)             (16,423)               5,653
NET ASSETS:
 Beginning of year                     1,518               38,979               13,650
                                    --------            ---------            ---------
 End of year                            $ --              $22,556              $19,303
                                    ========            =========            =========

                                     CAPITAL            DEVELOPING           FLEXIBLE
                                  OPPORTUNITIES           GROWTH              INCOME
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $ --                 $ --               $576
 Net realized gain (loss) on
  security transactions               (10,910)              (6,432)                --
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,060               10,994               (349)
                                    ---------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              150                4,562                227
                                    ---------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                 --
 Net transfers                         (2,075)                  --                 --
 Surrenders for benefit
  payments and fees                    (6,693)             (25,491)                (7)
 Net loan activity                         --                   --                 --
 Cost of insurance and other
  fees                                    (75)                (727)              (189)
                                    ---------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (8,843)             (26,218)              (196)
                                    ---------            ---------            -------
 Net increase (decrease) in
  net assets                           (8,693)             (21,656)                31
NET ASSETS:
 Beginning of year                     10,575               52,898              8,050
                                    ---------            ---------            -------
 End of year                           $1,882              $31,242             $8,081
                                    =========            =========            =======

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                      DIVIDEND
                                       GROWTH            GLOBAL EQUITY
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,135                 $258
 Net realized gain (loss) on
  security transactions                   2,387                   87
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,084                3,607
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,606                3,952
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                   --                   --
 Net transfers                               --                   --
 Surrenders for benefit
  payments and fees                     (22,822)                 (22)
 Net loan activity                           --                   --
 Cost of insurance and other
  fees                                   (2,184)                (968)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (25,006)                (990)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            (20,400)               2,962
NET ASSETS:
 Beginning of year                      112,646               37,880
                                     ----------            ---------
 End of year                            $92,246              $40,842
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     GROWTH           MONEY MARKET           UTILITIES
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $5                 $979                 $ --
 Net realized gain (loss) on
  security transactions                   22                   --                2,397
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             13                   --               (2,182)
                                    --------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              40                  979                  215
                                    --------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                --                   --                   --
 Net transfers                            --                   --                   --
 Surrenders for benefit
  payments and fees                   (1,375)              (2,136)             (27,385)
 Net loan activity                        --                   --                   --
 Cost of insurance and other
  fees                                    --                 (826)                 (52)
                                    --------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,375)              (2,962)             (27,437)
                                    --------            ---------            ---------
 Net increase (decrease) in
  net assets                          (1,335)              (1,983)             (27,222)
NET ASSETS:
 Beginning of year                     1,335               37,175               27,222
                                    --------            ---------            ---------
 End of year                            $ --              $35,192                 $ --
                                    ========            =========            =========

                                                            PUTNAM
                                                           AMERICAN                 PUTNAM
                                EQUALLY-WEIGHTED          GOVERNMENT             DIVERSIFIED
                                     S&P 500                INCOME                  INCOME
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $29                 $40,291                $143,897
 Net realized gain (loss) on
  security transactions                 6,795                  (1,967)                 16,225
 Net realized gain on
  distributions                            47                   2,463                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,325)                (20,858)                (95,327)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (454)                 19,929                  64,795
                                    ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                      --                      --
 Net transfers                         (2,989)                101,600                 (96,946)
 Surrenders for benefit
  payments and fees                   (31,531)                 (5,822)               (103,172)
 Net loan activity                         --                      --                      --
 Cost of insurance and other
  fees                                   (168)                (35,830)                (51,019)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (34,688)                 59,948                (251,137)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets                          (35,142)                 79,877                (186,342)
NET ASSETS:
 Beginning of year                     38,398               1,141,803               2,114,860
                                    ---------            ------------            ------------
 End of year                           $3,256              $1,221,680              $1,928,518
                                    =========            ============            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                        PUTNAM
                                     GLOBAL ASSET               PUTNAM
                                      ALLOCATION            GLOBAL EQUITY
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18,014                 $32,990
 Net realized gain (loss) on
  security transactions                   (15,214)               (208,089)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              86,856                 448,674
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               89,656                 273,575
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                      --
 Net transfers                             15,823                  51,739
 Surrenders for benefit
  payments and fees                      (111,938)               (443,729)
 Net loan activity                         49,566                  15,629
 Cost of insurance and other
  fees                                    (28,953)                (75,877)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (75,502)               (452,238)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               14,154                (178,663)
NET ASSETS:
 Beginning of year                      1,301,518               3,446,296
                                     ------------            ------------
 End of year                           $1,315,672              $3,267,633
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PUTNAM                 PUTNAM                PUTNAM
                                GROWTH AND               GROWTH                HEALTH
                                  INCOME              OPPORTUNITIES           SCIENCES
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $266,197               $1,245                $1,544
 Net realized gain (loss) on
  security transactions               39,207                2,749                   701
 Net realized gain on
  distributions                           --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        483,162                3,090                77,283
                               -------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         788,566                7,084                79,528
                               -------------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                   --                    --
 Net transfers                      (378,928)              44,900               422,068
 Surrenders for benefit
  payments and fees                 (927,061)                 (52)              (12,253)
 Net loan activity                   (35,732)                  --                    --
 Cost of insurance and other
  fees                              (364,798)              (3,442)              (15,788)
                               -------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,706,519)              41,406               394,027
                               -------------            ---------            ----------
 Net increase (decrease) in
  net assets                        (917,953)              48,490               473,555
NET ASSETS:
 Beginning of year                15,803,430               35,602               368,157
                               -------------            ---------            ----------
 End of year                     $14,885,477              $84,092              $841,712
                               =============            =========            ==========

                                                                                      PUTNAM
                                                                                  INTERNATIONAL
                                       PUTNAM                  PUTNAM               GROWTH AND
                                     HIGH YIELD                INCOME                 INCOME
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $297,654                 $71,465                $6,092
 Net realized gain (loss) on
  security transactions                   67,056                     668                 1,141
 Net realized gain on
  distributions                               --                  23,126                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (246,041)                (42,083)               75,350
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             118,669                  53,176                82,583
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                    --                      --                    --
 Net transfers                          (328,351)                173,560               130,187
 Surrenders for benefit
  payments and fees                     (356,770)               (142,441)              (60,602)
 Net loan activity                        18,212                  (5,581)                   --
 Cost of insurance and other
  fees                                   (93,541)                (57,533)              (13,626)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (760,450)                (31,995)               55,959
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (641,781)                 21,181               138,542
NET ASSETS:
 Beginning of year                     3,986,892               2,076,833               514,342
                                    ------------            ------------            ----------
 End of year                          $3,345,111              $2,098,014              $652,884
                                    ============            ============            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                              PUTNAM
                                       PUTNAM             INTERNATIONAL
                                    INTERNATIONAL              NEW
                                       EQUITY             OPPORTUNITIES
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,537                $1,696
 Net realized gain (loss) on
  security transactions                   10,600                   528
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             74,948                33,092
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              99,085                35,316
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    --                    --
 Net transfers                           (38,490)               48,048
 Surrenders for benefit
  payments and fees                      (36,189)              (12,736)
 Net loan activity                        (4,164)                   --
 Cost of insurance and other
  fees                                   (21,234)               (5,092)
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (100,077)               30,220
                                     -----------            ----------
 Net increase (decrease) in
  net assets                                (992)               65,536
NET ASSETS:
 Beginning of year                       901,799               189,325
                                     -----------            ----------
 End of year                            $900,807              $254,861
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      PUTNAM
                                      PUTNAM                 PUTNAM                    NEW
                                    INVESTORS             MONEY MARKET            OPPORTUNITIES
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $9,084                  $94,830                 $18,413
 Net realized gain (loss) on
  security transactions                  3,813                       --                 (36,689)
 Net realized gain on
  distributions                             --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,331                       --                 523,823
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            61,228                   94,830                 505,547
                                    ----------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                       --                      --
 Net transfers                          39,669                 (976,743)                111,434
 Surrenders for benefit
  payments and fees                    (16,007)                (656,619)               (304,596)
 Net loan activity                      (6,186)                 (17,468)                 36,170
 Cost of insurance and other
  fees                                 (19,218)                 (82,397)               (127,265)
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,742)              (1,733,227)               (284,257)
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets                            59,486               (1,638,397)                221,290
NET ASSETS:
 Beginning of year                     704,883                4,026,247               5,274,057
                                    ----------            -------------            ------------
 End of year                          $764,369               $2,387,850              $5,495,347
                                    ==========            =============            ============

                                                              PUTNAM
                                       PUTNAM             OTC & EMERGING            PUTNAM
                                     NEW VALUE                GROWTH               RESEARCH
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,121                  $ --                $2,262
 Net realized gain (loss) on
  security transactions                    2,255               (20,666)              (12,315)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             82,575                27,860                19,610
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              98,951                 7,194                 9,557
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    --                    --                    --
 Net transfers                           459,704                (7,179)              (13,121)
 Surrenders for benefit
  payments and fees                      (89,884)                  (56)              (21,968)
 Net loan activity                       (34,313)                   --               (18,636)
 Cost of insurance and other
  fees                                   (36,522)               (2,332)               (5,653)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      298,985                (9,567)              (59,378)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             397,936                (2,373)              (49,821)
NET ASSETS:
 Beginning of year                     1,310,575               101,377               277,925
                                    ------------            ----------            ----------
 End of year                          $1,708,511               $99,004              $228,104
                                    ============            ==========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                              PUTNAM
                                       PUTNAM               THE GEORGE
                                     SMALL CAP             PUTNAM FUND
                                       VALUE                OF BOSTON
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,426                 $24,997
 Net realized gain (loss) on
  security transactions                  10,226                   1,970
 Net realized gain on
  distributions                          37,054                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,251                  22,144
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             50,957                  49,111
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                      --
 Net transfers                           57,592                 327,182
 Surrenders for benefit
  payments and fees                     (20,206)                (18,394)
 Net loan activity                        5,534                  (8,415)
 Cost of insurance and other
  fees                                  (16,391)                (28,345)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      26,529                 272,028
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             77,486                 321,139
NET ASSETS:
 Beginning of year                      648,958                 881,872
                                     ----------            ------------
 End of year                           $726,444              $1,203,011
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM
                                     UTILITIES
                                     GROWTH AND               PUTNAM            PUTNAM
                                       INCOME                 VISTA             VOYAGER
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $35,612                  $ --             $64,254
 Net realized gain (loss) on
  security transactions                   (8,217)              (18,719)           (170,666)
 Net realized gain on
  distributions                               --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            112,668                91,254             469,606
                                    ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             140,063                72,535             363,194
                                    ------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --                    --                  --
 Net transfers                            54,703                35,249            (233,698)
 Surrenders for benefit
  payments and fees                      (75,203)              (23,922)           (649,617)
 Net loan activity                        (3,958)                   --              46,732
 Cost of insurance and other
  fees                                   (42,242)              (14,887)           (167,316)
                                    ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (66,700)               (3,560)         (1,003,899)
                                    ------------            ----------       -------------
 Net increase (decrease) in
  net assets                              73,363                68,975            (640,705)
NET ASSETS:
 Beginning of year                     1,633,626               601,135           7,377,233
                                    ------------            ----------       -------------
 End of year                          $1,706,989              $670,110          $6,736,528
                                    ============            ==========       =============


                                                     GROWTH AND
                                  ENTERPRISE           INCOME
                                 SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)           $6                 $16
 Net realized gain (loss) on
  security transactions               (455)                 28
 Net realized gain on
  distributions                         --                  35
 Net unrealized appreciation
  (depreciation) of
  investments during the year          468                 384
                                    ------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            19                 463
                                    ------            --------
UNIT TRANSACTIONS:
 Purchases                              --                  --
 Net transfers                          --               6,217
 Surrenders for benefit
  payments and fees                   (858)             (1,506)
 Net loan activity                      --                  --
 Cost of insurance and other
  fees                                  --                 (75)
                                    ------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (858)              4,636
                                    ------            --------
 Net increase (decrease) in
  net assets                          (839)              5,099
NET ASSETS:
 Beginning of year                     839               1,430
                                    ------            --------
 End of year                          $ --              $6,529
                                    ======            ========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Five (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Focus Growth, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Money Market, and Equally-Weighted S&P 500, Putnam American Government Income, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, and Growth and Income.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimate

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The sub-accounts are currently in the accumulation phase.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated costs of the insured which is dependent on their individual characteristics (e.g. age, risk class). Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

-------------------------------------------------------------------------------

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) ANNUAL MAINTENANCE FEE -- An Annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                            PURCHASES      PROCEEDS
SUB-ACCOUNT                                  AT COST      FROM SALES
----------------------------------------------------------------------
Hartford Advisers HLS Fund                   $7,061,199     $9,495,626
Hartford Total Return Bond HLS Fund           1,514,667      2,289,417
Hartford Capital Appreciation HLS Fund       13,050,911     12,558,309
Hartford Dividend and Growth HLS Fund         4,847,031      5,184,367
Hartford Global Advisers HLS Fund               572,899        560,637
Hartford Global Health HLS Fund                 436,418        369,113
Hartford Global Leaders HLS Fund                596,088      1,041,521
Hartford Global Technology HLS Fund             720,050        740,113
Hartford Disciplined Equity HLS Fund             25,040        363,971
Hartford High Yield HLS Fund                  1,233,079      1,817,485
Hartford Index HLS Fund                       2,686,690      2,156,602
Hartford International Opportunities HLS
 Fund                                         3,434,245      1,156,445
Hartford MidCap HLS Fund                      3,565,350      3,388,592
Hartford Money Market HLS Fund               16,131,648     15,819,855
Hartford Mortgage Securities HLS Fund           515,545        653,384
Hartford Small Company HLS Fund               2,541,726      2,172,523
Hartford Stock HLS Fund                       2,901,385      4,524,963
Focus Growth                                          5            554
Balanced Growth                                   1,521            486
Capital Opportunities                                --             47
Developing Growth                                    --            794
Flexible Income                                     521            200
Dividend Growth                                   1,259          2,309
Global Equity                                     3,464          1,135
Money Market                                      1,597            866
Equally-Weighted S&P 500                            223             84
Putnam American Government Income                58,977        112,229
Putnam Diversified Income                       806,609        377,113
Putnam Global Asset Allocation                1,205,887        255,183
Putnam Global Equity                            105,206        676,173
Putnam Growth and Income                        947,125      2,918,324

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            PURCHASES      PROCEEDS
SUB-ACCOUNT                                  AT COST      FROM SALES
----------------------------------------------------------------------
Putnam Growth Opportunities                     $71,995        $16,005
Putnam Health Sciences                           21,854        123,291
Putnam High Yield                               470,103        943,763
Putnam Income                                   202,173        272,498
Putnam International Growth and Income          226,329        138,124
Putnam International Equity                     290,072        347,811
Putnam International New Opportunities          109,517         88,627
Putnam Investors                                242,069        363,738
Putnam Money Market                           1,890,479      1,957,229
Putnam New Opportunities                         19,977        995,293
Putnam New Value                                278,966        388,765
Putnam OTC & Emerging Growth                     43,294         16,869
Putnam Research                                   1,840         31,544
Putnam Small Cap Value                          255,468        204,579
Putnam The George Putnam Fund of Boston         169,323        288,542
Putnam Utilities Growth and Income              202,350        313,383
Putnam Vista                                     60,326        177,473
Putnam Voyager                                  100,253      1,546,393
Growth and Income                                   512            167
                                          -------------  -------------
                                            $69,623,265    $76,852,514
                                          =============  =============

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                             UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED         (DECREASE)
-------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   1,545,758     4,653,162        (3,107,404)
Hartford Total Return Bond HLS Fund            545,995     1,194,043          (648,048)
Hartford Capital Appreciation HLS Fund         845,653     2,868,898        (2,023,245)
Hartford Dividend and Growth HLS Fund          950,123     1,879,641          (929,518)
Hartford Global Advisers HLS Fund              241,724       350,755          (109,031)
Hartford Global Health HLS Fund                106,649       185,381           (78,732)
Hartford Global Leaders HLS Fund               255,759       589,547          (333,788)
Hartford Global Technology HLS Fund          1,278,745     1,444,708          (165,963)
Hartford Disciplined Equity HLS Fund            61,346       309,231          (247,885)
Hartford High Yield HLS Fund                   755,129     1,358,111          (602,982)
Hartford Index HLS Fund                        342,182       845,516          (503,334)
Hartford International Opportunities HLS
 Fund                                        1,007,426       618,836           388,590
Hartford MidCap HLS Fund                       266,320       970,753          (704,433)
Hartford Money Market HLS Fund              10,787,494    10,962,247          (174,753)
Hartford Mortgage Securities HLS Fund          104,961       346,087          (241,126)
Hartford Small Company HLS Fund                563,744       912,212          (348,468)
Hartford Stock HLS Fund                        405,489     1,752,647        (1,347,158)
Focus Growth                                        --            28               (28)
Balanced Growth                                     --            25               (25)
Capital Opportunities                               --             3                (3)
Developing Growth                                   --            35               (35)
Flexible Income                                     --            14               (14)
Dividend Growth                                     --           140              (140)

-------------------------------------------------------------------------------

                                             UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED         (DECREASE)
-------------------------------------------------------------------------------------------
Global Equity                                       --            65               (65)
Money Market                                        --           640              (640)
Equally-Weighted S&P 500                            --             3                (3)
Putnam American Government Income Fund           2,132         9,934            (7,802)
Putnam Diversified Income Fund                  32,371        17,923            14,448
Putnam Global Asset Allocation Fund             47,750        11,920            35,830
Putnam Global Equity Fund                       14,127        40,849           (26,722)
Putnam Growth and Income Fund                   28,539       110,677           (82,138)
Putnam Growth Opportunities Fund                17,331         5,515            11,816
Putnam Health Sciences Fund                      1,390         9,236            (7,846)
Putnam High Yield Fund                          15,623        48,695           (33,072)
Putnam Income Fund                               7,998        15,858            (7,860)
Putnam International Growth and Income           8,794         5,842             2,952
 Fund
Putnam International Equity Fund                11,097        14,027            (2,930)
Putnam International New Opportunities           6,990         6,161               829
 Fund
Putnam Investors Fund                           21,585        31,621           (10,036)
Putnam Money Market Fund                     1,183,240     1,295,824          (112,584)
Putnam New Opportunities Fund                   10,546        49,929           (39,383)
Putnam New Value Fund                            6,246        17,238           (10,992)
Putnam OTC & Emerging Growth Fund                6,170         2,387             3,783
Putnam Research Fund                                --         2,114            (2,114)
Putnam Small Cap Value Fund                      9,752        10,230              (478)
Putnam The George Putnam Fund of Boston          8,769        22,371           (13,602)
Putnam Utilities Growth and Income Fund          7,465        13,496            (6,031)
Putnam Vista Fund                                3,195         9,465            (6,270)
Putnam Voyager Fund                              8,079        63,403           (55,324)
Growth and Income                                   --            10               (10)

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                             UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED         (DECREASE)
-------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                     819,861     4,018,377        (3,198,516)
Hartford Total Return Bond HLS Fund            743,671     1,022,032          (278,361)
Hartford Capital Appreciation HLS Fund       1,177,963     3,001,724        (1,823,761)
Hartford Dividend and Growth HLS Fund          620,325     1,463,089          (842,764)
Hartford Global Advisers HLS Fund              112,967       305,942          (192,975)
Hartford Global Health HLS Fund                149,024       240,358           (91,334)
Hartford Global Leaders HLS Fund               200,012       451,955          (251,943)
Hartford Global Technology HLS Fund            850,509     1,222,343          (371,834)
Hartford Disciplined Equity HLS Fund           158,556       396,066          (237,510)
Hartford High Yield HLS Fund                 4,910,520     5,226,042          (315,522)
Hartford Index HLS Fund                        246,236     1,025,677          (779,441)
Hartford International Opportunities HLS
 Fund                                          561,002     1,069,406          (508,404)
Hartford MidCap HLS Fund                       518,967       680,504          (161,537)
Hartford Money Market HLS Fund              12,326,249    14,335,231        (2,008,982)
Hartford Mortgage Securities HLS Fund           84,206       378,367          (294,161)
Hartford Small Company HLS Fund                410,976       746,150          (335,174)
Hartford Stock HLS Fund                        441,927     1,612,150        (1,170,223)

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                             UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED         (DECREASE)
-------------------------------------------------------------------------------------------
High Yield                                          --           100              (100)
U.S. Mid Cap Value                                  --           100              (100)
American Opportunities                              --         1,084            (1,084)
Balanced Growth                                    272            23               249
Capital Opportunities                               --           837              (837)
Developing Growth                                   --         1,440            (1,440)
Flexible Income                                     --            15               (15)
Dividend Growth                                     --         1,663            (1,663)
Global Equity                                       --            66               (66)
Growth                                              --           100              (100)
Money Market                                        --           856              (856)
Utilities                                           --         1,443            (1,443)
Equally-Weighted S&P 500                            --         1,643            (1,643)
Putnam American Government Income               13,723         9,202             4,521
Putnam Diversified Income                        5,498        17,619           (12,121)
Putnam Global Asset Allocation                   6,330         9,654            (3,324)
Putnam Global Equity                            28,926        52,621           (23,695)
Putnam Growth and Income                        23,292        83,279           (59,987)
Putnam Growth Opportunities                     26,871        16,742            10,129
Putnam Health Sciences                          36,561         5,389            31,172
Putnam High Yield                               29,609        66,803           (37,194)
Putnam Income                                   10,144        11,776            (1,632)
Putnam International Growth and Income           7,178         4,239             2,939
Putnam International Equity                      4,287         9,401            (5,114)
Putnam International New Opportunities           3,810         1,924             1,886
Putnam Investors                                 9,659        10,036              (377)
Putnam Money Market                          1,518,325     2,682,531        (1,164,206)
Putnam New Opportunities                        22,440        35,732           (13,292)
Putnam New Value                                26,363        11,898            14,465
Putnam OTC & Emerging Growth                       218         1,815            (1,597)
Putnam Research                                  1,361         5,897            (4,536)
Putnam Small Cap Value                           7,510         6,409             1,101
Putnam The George Putnam Fund of Boston         28,933         8,381            20,552
Putnam Utilities Growth and Income               5,046         7,898            (2,852)
Putnam Vista                                     5,561         5,899              (338)
Putnam Voyager                                  26,700        67,215           (40,515)
Enterprise                                          --           100              (100)
Growth and Income                                  420           105               315

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges            22,026,316     $3.038525         $66,927,512
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges            25,133,720      2.744755          68,985,903
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges            28,332,236      2.559546          72,517,661
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges            31,062,745      2.467184          76,637,507
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges            33,795,146      2.082167          70,367,138
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges             6,062,272      2.347470          14,231,002
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             6,710,320      2.239891          15,030,385
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges             6,988,681      2.186354          15,279,730
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             8,047,479      2.089729          16,817,050
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             9,539,672      1.937703          18,485,051
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                --              2.33%             10.70%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              3.21%              7.24%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              2.03%              3.74%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              2.42%             18.49%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              2.92%            (13.79)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                --              4.78%              4.80%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              7.31%              2.45%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              4.59%              4.62%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              4.40%              7.85%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              3.78%             10.08%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges            14,313,761     $5.894847         $84,377,429
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges            16,337,006      5.054968          82,583,043
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges            18,160,767      4.374875          79,451,088
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges            19,351,460      3.665144          70,925,889
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges            21,636,696      2.574254          55,698,351
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges             8,584,171      4.475067          38,414,740
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             9,513,689      3.718055          35,372,419
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges            10,356,453      3.508926          36,340,028
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges            10,795,774      3.121238          33,696,182
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges            11,324,242      2.461617          27,875,947
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges             1,696,192      2.357673           3,999,065
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             1,805,223      2.166266           3,910,593
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges             1,998,198      2.095658           4,187,539
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             1,923,949      1.858727           3,576,095
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             1,894,118      1.520294           2,879,617
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                --              1.31%             16.62%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.94%             15.55%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.34%             19.36%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.60%             42.38%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.59%            (19.70)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                --              1.77%             20.36%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.84%              5.96%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.37%             12.42%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.50%             26.80%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              1.41%            (14.23)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                --              2.87%              8.84%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              3.59%              3.37%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.02%             12.75%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.82%             22.26%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.05%             (8.95)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges               717,510     $2.342113          $1,680,490
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               796,242      2.106484           1,677,271
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               887,576      1.873649           1,663,005
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             1,067,895      1.660986           1,773,759
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             1,201,884      1.255377           1,508,817
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges             1,870,943      2.341452           4,380,724
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             2,204,731      2.051298           4,522,561
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges             2,456,674      1.999529           4,912,190
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             2,273,111      1.677666           3,813,522
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             2,062,349      1.237460           2,552,074
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges             1,131,928      0.596065             674,703
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             1,297,891      0.540136             701,037
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges             1,669,725      0.485938             811,382
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             2,627,547      0.479464           1,259,815
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             1,244,510      0.296887             369,479
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges                --              0.05%             11.19%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.07%             12.43%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.06%             12.80%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.13%             32.31%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.01%            (16.97)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                --              0.77%             14.15%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.79%              2.59%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.57%             19.19%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.43%             35.57%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.83%            (19.51)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                --                --              10.36%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.31%             11.15%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --                --               1.35%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --                --              61.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --                --             (38.59)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges             1,487,361     $1.534766          $2,282,751
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             1,735,246      1.364817           2,368,293
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges             1,972,756      1.280563           2,526,239
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             2,045,042      1.181232           2,415,670
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             1,748,166      0.916970           1,603,015
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges             1,530,330      1.577177           2,413,602
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             2,133,312      1.418734           3,026,602
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges             2,448,834      1.389186           3,401,885
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             1,676,062      1.293429           2,167,867
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               838,059      1.049984             879,948
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges             4,985,011      3.568711          17,790,064
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             5,488,345      3.090987          16,964,403
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges             6,267,786      2.957797          18,538,839
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             6,734,079      2.679318          18,042,741
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             7,230,684      2.091070          15,119,866
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                --              1.06%             12.45%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.15%              6.58%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.10%              8.41%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.33%             28.82%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.37%            (24.65)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                --             12.16%             11.17%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              7.23%              2.13%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              4.33%              7.40%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              3.55%             23.19%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              5.49%             (6.89)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                --              1.70%             15.46%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.85%              4.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.26%             10.39%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.39%             28.13%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              1.05%            (22.45)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                            UNIT             CONTRACT
SUB-ACCOUNT                      UNITS  FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges   5,635,326    $2.579956      $14,538,893
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges   5,246,736     2.072937       10,876,153
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges   5,755,140     1.808530       10,408,344
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges   5,761,363     1.531589        8,824,040
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges   6,368,304     1.150742        7,328,275
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges   4,263,369     4.332044       18,469,102
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges   4,967,802     3.876783       19,259,091
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges   5,129,339     3.319648       17,027,600
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges   5,510,998     2.851031       15,712,025
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges   5,505,502     2.070898       11,401,334
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges   8,119,108     1.582094       12,845,191
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges   8,293,861     1.511024       12,532,223
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges   10,302,843     1.469229      15,137,235
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges   12,802,381     1.455498      18,633,840
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges   18,369,796     1.444692      26,538,698
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges         --              2.72%             24.46%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --                --              14.62%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.74%             18.08%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.92%             33.10%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              1.93%            (17.93)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges         --              1.02%             11.74%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              0.41%             16.78%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.26%             16.44%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.25%             37.67%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              0.13%            (14.22)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges         --              4.60%              4.70%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              2.77%              2.85%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.93%              0.94%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.75%              0.75%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              1.44%              1.47%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            UNIT             CONTRACT
SUB-ACCOUNT                      UNITS  FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges   1,580,319    $2.110349       $3,335,025
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges   1,821,445     2.016124        3,672,259
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges   2,115,606     1.969592        4,166,881
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges   2,801,340     1.891653        5,299,162
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges   3,358,707     1.849328        6,211,350
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges   2,927,846     2.690105        7,876,213
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges   3,276,314     2.350961        7,702,486
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges   3,611,488     1.942819        7,016,468
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges   4,481,087     1.731858        7,760,606
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges   3,575,444     1.111104        3,972,690
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges   11,286,297     3.547476      40,037,866
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges   12,633,455     3.094087      39,089,010
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges   13,803,678     2.822556      38,961,654
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges   15,260,896     2.709579      41,350,604
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges   16,661,371     2.142421      35,695,672
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges         --             10.16%              4.67%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              4.11%              2.36%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              4.71%              4.12%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              3.28%              2.29%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              3.11%              8.16%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges         --              0.18%             14.43%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --                --              21.01%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --                --              12.18%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              55.87%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --                --             (30.23)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges         --              1.32%             14.65%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              1.87%              9.62%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              1.06%              4.17%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              1.19%             26.47%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              0.95%            (24.25)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

-------------------------------------------------------------------------------

                                            UNIT             CONTRACT
SUB-ACCOUNT                      UNITS  FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------
FOCUS GROWTH
 2006  Lowest contract charges   1,082    $20.400275             $22,066
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges   1,110     20.324700              22,556
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges   2,194     17.767675              38,979
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges   2,249     16.406871              36,901
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges   2,306     13.607641              31,378
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
BALANCED GROWTH
 2006  Lowest contract charges   1,036     20.491033              21,225
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges   1,061     18.186018              19,303
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges     812     16.806732              13,650
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges     832     15.150756              12,611
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges     853     12.642665              10,787
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges     139     14.291226               1,980
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2005  Lowest contract charges     142     13.250214               1,882
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2004  Lowest contract charges     979     10.806107              10,575
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2003  Lowest contract charges   1,002      8.814613               8,836
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --
 2002  Lowest contract charges   1,027      6.223411               6,390
    Highest contract charges        --            --                  --
    Remaining contract charges      --            --                  --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
FOCUS GROWTH
 2006  Lowest contract charges         --              0.02%              0.37%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              0.61%             14.39%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.36%              8.29%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.38%             20.58%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              0.67%            (21.56)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
BALANCED GROWTH
 2006  Lowest contract charges         --              2.61%             12.68%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              2.34%              8.21%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              2.31%             10.93%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              2.49%             19.81%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              2.73%            (11.49)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges         --                --               7.86%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --                --              22.62%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --                --              22.59%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              41.67%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --                --             (43.82)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
DEVELOPING GROWTH
 2006  Lowest contract charges                 1,392    $24.238594             $33,737
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                 1,427     21.896791              31,242
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                 2,867     18.448628              52,898
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                 2,938     15.083435              44,309
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                 3,010     10.667202              32,105
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
FLEXIBLE INCOME
 2006  Lowest contract charges                   584     14.285383               8,339
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                   598     13.507314               8,081
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                   613     13.129524               8,050
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                   628     12.270686               7,711
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                   644     10.806902               6,960
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
DIVIDEND GROWTH
 2006  Lowest contract charges                 5,611     17.843652             100,128
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                 5,751     16.039749              92,246
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                 7,414     15.193110             112,646
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                 7,598     14.030633             106,598
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                 7,786     10.984402              85,523
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
DEVELOPING GROWTH
 2006  Lowest contract charges                --                --              10.70%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --                --              18.69%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --                --              22.31%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --                --              41.41%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --                --             (27.73)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
FLEXIBLE INCOME
 2006  Lowest contract charges                --              6.39%              5.76%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              7.15%              2.88%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              8.26%              7.00%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              5.12%             13.54%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              4.92%              8.67%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
DIVIDEND GROWTH
 2006  Lowest contract charges                --              1.34%             11.25%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.24%              5.57%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.59%              8.29%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.88%             27.73%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              1.94%            (17.92)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
GLOBAL EQUITY
 2006  Lowest contract charges                 2,484    $19.484866             $48,394
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                 2,549     16.024963              40,842
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                 2,615     14.483351              37,880
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                 2,684     13.389744              35,941
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                 2,755      9.939417              27,381
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
MONEY MARKET
 2006  Lowest contract charges                25,949      1.384352              35,923
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                26,589      1.323563              35,192
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                27,245      1.288328              35,100
    Highest contract charges                     100      7.712911                 771
    Remaining contract charges                   100            --               1,303
 2003  Lowest contract charges                27,917      1.277332              35,659
    Highest contract charges                     100      7.647033                 765
    Remaining contract charges                   100            --               1,292
 2002  Lowest contract charges                28,605      1.269121              36,304
    Highest contract charges                     100      7.597775                 760
    Remaining contract charges                   100            --               1,283
EQUALLY-WEIGHTED S&P 500
 2006  Lowest contract charges                   137     26.855108               3,676
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                   140     23.212713               3,256
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                 1,783     21.530181              38,398
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                 1,826     18.457812              33,708
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                 1,870     13.458791              25,168
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
GLOBAL EQUITY
 2006  Lowest contract charges                --              0.74%             21.59%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.67%             10.64%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.25%              8.17%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.40%             34.72%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.08%            (17.37)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
MONEY MARKET
 2006  Lowest contract charges                --              4.49%              4.59%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              2.69%              2.74%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.86%              0.86%
    Highest contract charges                  --              0.84%              0.86%
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.65%              0.65%
    Highest contract charges                  --              0.65%              0.65%
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              1.34%              1.34%
    Highest contract charges                  --              2.20%             (8.93)%
    Remaining contract charges                --                --                 --
EQUALLY-WEIGHTED S&P 500
 2006  Lowest contract charges                --              1.26%             15.69%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.41%              7.82%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.81%             16.65%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.18%             37.14%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              1.20%            (15.97)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
 2006  Lowest contract charges                82,705    $13.971408          $1,155,509
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                90,507     13.498218           1,221,680
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                85,986     13.278935           1,141,803
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                99,765     12.910807           1,288,041
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               130,774     12.681507           1,658,417
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges               105,883     22.484543           2,380,729
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                91,435     21.091693           1,928,518
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               103,556     20.422440           2,114,860
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               100,650     18.636774           1,875,793
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               114,906     15.495559           1,780,538
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges                90,799     27.055155           2,456,573
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                54,969     23.934625           1,315,672
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                58,293     22.327141           1,301,518
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                72,325     20.435620           1,478,001
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                77,154     16.745232           1,291,967
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
 2006  Lowest contract charges                --              4.45%              3.51%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              3.45%              1.65%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              4.31%              2.85%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              4.58%              1.81%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.94%              9.16%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges                --              5.57%              6.60%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              7.25%              3.28%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              9.11%              9.58%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              9.19%             20.27%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              8.22%              6.20%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges                --              2.69%             13.04%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.38%              7.20%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              3.25%              9.26%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              4.01%             22.04%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              2.04%            (12.36)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY
 2006  Lowest contract charges               130,668    $25.641210          $3,350,480
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               157,390     20.761364           3,267,633
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               181,085     19.031328           3,446,296
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               205,630     16.703191           3,434,672
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               250,905     12.894160           3,235,215
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges               417,575     34.611500          14,452,892
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               499,713     29.788039          14,885,477
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               559,700     28.235522          15,803,430
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               613,815     25.353942          15,562,638
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               695,138     19.855302          13,802,173
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM GROWTH OPPORTUNITIES
 2006  Lowest contract charges                29,960      5.040179             151,006
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                18,144      4.634772              84,092
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                 8,015      4.441887              35,602
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                20,981      4.351514              91,300
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                 8,258      3.524438              29,104
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
PUTNAM GLOBAL EQUITY
 2006  Lowest contract charges                --              0.59%             23.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.02%              9.09%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              2.30%             13.94%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.26%             29.54%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.35%            (22.16)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges                --              1.79%             16.19%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.78%              5.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.80%             11.37%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              2.06%             27.69%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              2.43%            (18.79)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM GROWTH OPPORTUNITIES
 2006  Lowest contract charges                --              0.20%              8.75%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.06%              4.34%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.10%              2.08%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --                --              23.47%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --                --             (29.38)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 2006  Lowest contract charges                54,054    $14.014657            $757,551
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                61,900     13.597890             841,712
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                30,728     11.981057             368,157
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                30,590     11.165587             341,558
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                32,068      9.398432             301,390
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM HIGH YIELD
 2006  Lowest contract charges               126,446     23.192902           2,932,650
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               159,518     20.970167           3,345,111
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               196,712     20.267647           3,986,892
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               229,635     18.260697           4,193,292
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               221,337     14.394905           3,186,118
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM INCOME
 2006  Lowest contract charges                96,634     21.046732           2,033,821
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               104,494     20.077886           2,098,014
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               106,126     19.569485           2,076,833
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               132,265     18.687237           2,471,676
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               125,135     17.849113           2,233,540
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
PUTNAM HEALTH SCIENCES
 2006  Lowest contract charges                --              0.55%              3.07%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.25%             13.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.38%              7.30%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.79%             18.80%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.08%            (20.21)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM HIGH YIELD
 2006  Lowest contract charges                --              8.00%             10.60%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              8.31%              3.47%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              8.63%             10.99%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --             10.05%             26.86%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --             12.70%             (0.54)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM INCOME
 2006  Lowest contract charges                --              4.43%              4.83%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              3.39%              2.60%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              4.24%              4.72%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              4.75%              4.70%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              4.83%              8.09%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 2006  Lowest contract charges                32,555    $28.147582            $916,345
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                29,603     22.054416             652,884
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                26,664     19.289415             514,342
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                25,161     15.900707             400,077
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                24,294     11.491612             279,182
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges                37,726     28.370120           1,070,280
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                40,656     22.156684             900,807
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                45,770     19.702832             901,800
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                51,094     16.914447             864,227
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                63,116     13.123486             828,297
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 2006  Lowest contract charges                16,721     20.274851             339,011
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                15,892     16.037270             254,861
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                14,006     13.517211             189,325
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                19,762     11.896097             235,091
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                20,206      8.904884             179,931
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 2006  Lowest contract charges                --              1.27%             27.63%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.05%             14.33%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.52%             21.31%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.60%             38.37%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.70%            (13.67)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges                --              0.78%             28.04%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.62%             12.45%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.75%             16.49%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.11%             28.89%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.88%            (17.52)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 2006  Lowest contract charges                --              1.16%             26.42%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.83%             18.64%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.33%             13.63%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.56%             33.59%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.88%            (13.46)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS
 2006  Lowest contract charges                59,134    $12.623661            $746,481
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                69,170     11.050540             764,369
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                69,547     10.135402             704,883
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                78,217      8.963743             701,116
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                71,003      7.044133             500,155
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM MONEY MARKET
 2006  Lowest contract charges             1,475,387      1.573356           2,321,308
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges             1,587,971      1.503712           2,387,850
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges             2,752,177      1.462932           4,026,247
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges             3,387,117      1.449740           4,910,439
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             3,797,848      1.438812           5,464,389
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM NEW OPPORTUNITIES
 2006  Lowest contract charges               186,628     26.460092           4,938,194
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               226,011     24.314541           5,495,347
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               239,303     22.039208           5,274,057
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               267,406     19.932233           5,330,008
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               306,067     15.020269           4,597,202
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
PUTNAM INVESTORS
 2006  Lowest contract charges                --              0.67%             14.24%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.25%              9.03%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.68%             13.07%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.63%             27.25%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.41%            (23.68)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM MONEY MARKET
 2006  Lowest contract charges                --              4.51%              4.63%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              2.65%              2.79%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.89%              0.91%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.76%              0.76%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              1.45%              1.46%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM NEW OPPORTUNITIES
 2006  Lowest contract charges                --              0.18%              8.82%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.36%             10.32%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --                --              10.57%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --                --              32.70%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --                --             (30.29)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
 2006  Lowest contract charges                66,835    $25.527967          $1,706,158
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                77,827     21.952717           1,708,511
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                63,362     20.683788           1,310,575
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                58,515     17.865648           1,045,404
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                67,921     13.446851             913,320
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM OTC & EMERGING GROWTH
 2006  Lowest contract charges                18,742      7.457153             139,763
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                14,959      6.618474              99,004
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                16,556      6.123350             101,377
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                23,247      5.618120             130,602
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                24,963      4.132761             103,168
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM RESEARCH
 2006  Lowest contract charges                13,943     15.857617             221,100
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                16,057     14.205832             228,104
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                20,593     13.496215             277,925
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                23,427     12.520833             293,324
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                34,938      9.961695             348,045
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
PUTNAM NEW VALUE
 2006  Lowest contract charges                --              1.33%             16.29%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.94%              6.14%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.99%             15.77%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              1.44%             32.86%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              4.24%            (15.44)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM OTC & EMERGING GROWTH
 2006  Lowest contract charges                --                --              12.67%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --                --               8.09%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --                --               8.99%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --                --              35.94%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --                --             (32.06)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM RESEARCH
 2006  Lowest contract charges                --              0.81%             11.63%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.03%              5.26%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.17%              7.79%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.65%             25.69%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.78%            (22.06)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges                26,053    $32.193576            $838,752
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                26,531     27.381200             726,444
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                25,430     25.518994             648,958
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                25,331     20.166495             510,828
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                21,856     13.438856             293,713
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2006  Lowest contract charges                73,466     15.506427           1,139,192
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                87,068     13.816978           1,203,011
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                66,516     13.257959             881,872
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                71,537     12.221620             874,301
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                59,384     10.414377             618,448
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM UTILITIES GROWTH AND INCOME
 2006  Lowest contract charges                60,899     32.469341           1,977,339
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                66,930     25.504267           1,706,989
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                69,782     23.410550           1,633,626
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                71,388     19.209439           1,371,322
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                84,811     15.367282           1,303,310
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges                --              0.45%             17.58%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.37%              7.30%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.52%             26.54%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.47%             50.06%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              1.25%            (18.06)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2006  Lowest contract charges                --              2.88%             12.23%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              2.24%              4.22%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              2.12%              8.48%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              2.34%             17.35%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              2.08%             (8.57)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM UTILITIES GROWTH AND INCOME
 2006  Lowest contract charges                --              3.06%             27.31%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              2.12%              8.94%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              2.42%             21.87%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              4.25%             25.00%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              3.78%            (23.83)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM VISTA
 2006  Lowest contract charges                31,201    $18.907129            $589,924
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                37,471     17.883418             670,110
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                37,809     15.899186             601,135
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                52,605     13.371508             703,407
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                52,279     10.022314             523,960
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
PUTNAM VOYAGER
 2006  Lowest contract charges               197,701     28.142665           5,563,820
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               253,025     26.624008           6,736,528
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               293,540     25.131933           7,377,233
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               349,921     23.858769           8,348,692
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               406,918     19.062700           7,756,961
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
PUTNAM VISTA
 2006  Lowest contract charges                --                --               5.72%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --                --              12.48%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --                --              18.90%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --                --              33.42%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --                --             (30.38)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
PUTNAM VOYAGER
 2006  Lowest contract charges                --              0.39%              5.70%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.93%              5.94%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.47%              5.34%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.64%             25.16%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              0.90%            (26.34)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
GROWTH AND INCOME
 2006  Lowest contract charges                   405    $18.274294              $7,407
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                   415     15.721903               6,529
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                   100     14.294427               1,430
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                   100     12.497549               1,250
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                   100      9.761485                 976
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
GROWTH AND INCOME
 2006  Lowest contract charges                --              1.15%             16.24%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.37%              9.99%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.97%             14.38%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges                --              0.96%             28.05%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges                --              2.58%            (13.19)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will make certain deductions ranging from 0.50% to 0.90% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company, will make certain deductions ranging from 0.25% to 0.40% of the contract's value for administrative services provided by the Company.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a reduction of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at S-1 to S-3. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2007

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,113         $2,811         $2,592
 Earned premiums                          547            449            484
 Net investment income                  2,728          2,569          2,470
 Net realized capital gains              (299)            75            140
  (losses)
                                     --------       --------       --------
                     TOTAL REVENUES     6,089          5,904          5,686
                                     --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, claims and claim             3,205          3,008          3,111
  adjustment expenses
 Insurance expenses and other             853            798            709
 Amortization of deferred policy        1,175            945            825
  acquisition costs and present
  value of future profits
 Dividends to policyholders                22             37             29
                                     --------       --------       --------
TOTAL BENEFITS, CLAIMS AND EXPENSES     5,255          4,788          4,674
                                     --------       --------       --------
 Income before income tax expense         834          1,116          1,012
  and cumulative effect of
  accounting changes
 Income tax expense                       103            207             29
 Income before cumulative effect of       731            909            983
  accounting changes
 Cumulative effect of accounting           --             --            (18)
  changes, net of tax
                                     --------       --------       --------
                         NET INCOME      $731           $909           $965
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2006              2005
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at         $45,340           $43,242
  fair value (amortized cost of $44,540 and
  $42,256)
 Equity securities, available for sale, at            275               310
  fair value (cost of $267 and $303)
 Equity securities, held for trading, at                1                 1
  fair value
 Policy loans, at outstanding balance               2,009             1,971
 Mortgage loans on real estate                      2,631             1,355
 Other investments                                  1,024               579
                                              -----------       -----------
                           TOTAL INVESTMENTS       51,280            47,458
                                              -----------       -----------
 Cash                                                 186               124
 Premiums receivable and agents' balances              29                23
 Reinsurance recoverables                           1,393             1,114
 Deferred policy acquisition costs and              7,334             7,101
  present value of future profits
 Deferred income taxes                               (491  )           (516  )
 Goodwill                                             186               186
 Other assets                                       1,290             1,611
 Separate account assets                          179,943           150,523
                                              -----------       -----------
                                TOTAL ASSETS     $241,150          $207,624
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits                $8,209            $7,406
 Other policyholder funds                          40,191            38,399
 Consumer Notes                                       258                --
 Other liabilities                                  4,890             3,959
 Separate account liabilities                     179,943           150,523
                                              -----------       -----------
                           TOTAL LIABILITIES      233,491           200,287
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE           --                --
 11
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,               6                 6
  issued and outstanding, par value $5,690
 Capital surplus                                    2,586             2,405
 Accumulated other comprehensive income
  Net unrealized capital gains on                     290               464
   securities, net of tax
  Foreign currency translation adjustments              1                (1  )
                                              -----------       -----------
TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME          291               463
                                              -----------       -----------
 Retained earnings                                  4,777             4,463
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        7,660             7,337
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $241,150          $207,624
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                       NET             NET (LOSS)
                                                                    UNREALIZED           GAIN ON
                                                                  CAPITAL GAINS         CASH FLOW          FOREIGN
                                      COMMON                       (LOSSES) ON           HEDGING          CURRENCY
                                       STOCK         CAPITAL       SECURITIES,        INSTRUMENTS,       TRANSLATION
                                                     SURPLUS        NET OF TAX         NET OF TAX        ADJUSTMENTS
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------
2006
Balance, December 31, 2005               $6          $2,405             $577              $(113)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                               (97)
 Cumulative translation
  adjustments                                                                                                  2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500              $(210)              $1
                                        ---          ------           ------              -----              ---
2005
Balance, December 31, 2004               $6          $2,240           $1,124              $(184)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net loss on cash flow hedging
  instruments                                                                                71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577              $(113)             $(1)
                                        ---          ------           ------              -----              ---
2004
Balance, December 31, 2003               $6          $2,240             $728               $(17)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                                 292
 Net change in unrealized capital
  gains (losses) on securities (2)                                       104
 Net loss on cash flow hedging
  instruments                                                                              (167)
Total other comprehensive income
 Total comprehensive income
Dividends declared
        BALANCE, DECEMBER 31, 2004       $6          $2,240           $1,124              $(184)             $(1)
                                        ---          ------           ------              -----              ---


                                                                TOTAL
                                           RETAINED         STOCKHOLDER'S
                                           EARNINGS             EQUITY
                                                (IN MILLIONS)
----------------------------------  --------------------------------------
2006
Balance, December 31, 2005                  $4,463              $7,337
Comprehensive income
 Net income                                    731                 731
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                                   181
Dividends declared                            (417)               (417)
                                            ------              ------
        BALANCE, DECEMBER 31, 2006          $4,777              $7,660
                                            ------              ------
2005
Balance, December 31, 2004                  $4,064              $7,249
Comprehensive income
 Net income                                    909                 909
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net loss on cash flow hedging
  instruments                                                       71
Total other comprehensive income                                  (476)
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                            (510)               (510)
                                            ------              ------
        BALANCE, DECEMBER 31, 2005          $4,463              $7,337
                                            ------              ------
2004
Balance, December 31, 2003                  $3,648              $6,604
Comprehensive income
 Net income                                    965                 965
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                           292
 Net change in unrealized capital
  gains (losses) on securities (2)                                 104
 Net loss on cash flow hedging
  instruments                                                     (167)
Total other comprehensive income                                   229
 Total comprehensive income                                      1,194
Dividends declared                            (549)               (549)
                                            ------              ------
        BALANCE, DECEMBER 31, 2004          $4,064              $7,249
                                            ------              ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(42), $(295), and $56 for the years ended December 31, 2006, 2005 and 2004, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(52), $38 and $(90) for the years ended December 31, 2006, 2005 and 2004, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(75), $26 and $78 for the years ended December 31, 2006, 2005 and 2004 respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $731            $909            $965
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits             1,175             945             825
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,351)         (1,226)         (1,375)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses and
  unearned premiums                     836             129             726
 Reinsurance recoverables               (47)            177             (15)
 Receivables                             11              (3)             (3)
 Payables and accruals                  210             385            (212)
 Accrued and deferred income
  taxes                                 340              36             (21)
 Net realized capital losses
  (gains)                               299             (75)           (140)
 Depreciation and amortization          404             239              73
 Cumulative effect of accounting
  change, net of tax                     --              --              18
 Other, net                             157            (228)            (86)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,765           1,288             755
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                 19,517          19,727          18,457
 Equity securities,
  available-for-sale                    249              38              75
 Mortgage loans                         301             354             238
 Partnerships                            91             169              34
 Payments for the purchase of:
 Fixed maturities,
  available-for-sale                (22,017)        (21,511)        (19,309)
 Equity securities,
  available-for-sale                   (455)            (60)            (92)
 Mortgage loans                      (1,574)           (915)           (564)
 Partnerships                          (496)           (337)           (111)
 Change in policy loans, net            (39)            647            (148)
 Change in payables for
  collateral under securities
  lending, net                          788            (276)             19
 Change in all other, net              (713)           (193)            486
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES     (4,348)         (2,357)           (915)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Capital contributions                                  129              --
 Dividends paid                        (300)           (498)           (549)
 Proceeds from issuance of
  consumer notes                        258              --              --
 Net receipts from investment
  and universal life-type
  contracts                           1,686           1,347             829
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES      1,644             978             280
                                  ---------       ---------       ---------
 Impact of foreign exchange               1              (1)             --
 Net (decrease) increase in cash         62             (92)            120
                                  ---------       ---------       ---------
 Cash -- beginning of year              124             216              96
                                  ---------       ---------       ---------
 Cash -- end of year                   $186            $124            $216
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash (Received) Paid During
  the Year for:
 Income taxes                         $(163)           $149             $42

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company in 2005. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

The Company made noncash dividends of $117 and received noncash capital contributions of $154 from its parent company during 2006 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance, K.K.

The Company received, noncash capital contributions from its parent of $25 to settle intercompany balances related to stock compensation.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

NOTE 1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analysis. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussion see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and present value of future profits associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; the valuation of guaranteed minimum withdrawal benefit derivatives and guaranteed minimum income benefit reinsurance derivatives; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 on December 31, 2006. The adoption had no effect on the Company's consolidated financial condition or results of operations.

Share-Based Payment

In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(R)"), which replaced SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS 123(R) requires companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and therefore the adoption of SFAS 123(R) did not have a material effect on the Company's financial position or results of operations and is not expected to have a material effect on future operations.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

Non-Traditional Long Duration Contracts

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                 NET INCOME             INCOME
-----------------------------------------------------------------------------------------------------
COMPONENTS OF CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB and other benefit reserves for annuity
 contracts                                                           $(50)                $ --
Reclassifying certain separate accounts to general account             30                  294
Other                                                                   2                   (2)
                                                                    -----               ------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION         $(18)                $292
                                                                    -----               ------

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an Amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option (a) may be applied instrument by instrument, with certain exceptions, (b) is irrevocable (unless a new election date occurs), and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. The Company expects to adopt SFAS 159 on January 1, 2008, but has not yet determined the items to which the Company may apply the fair value option and the impact on the Company's consolidated financial statements.

Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Company will adopt SFAS 157 on January 1, 2008, but has not yet quantified the impact. However, the Company has certain significant product riders, including GMWB, that are recorded using fair value. Under SFAS 157, fair value for GMWB will use significant Level 3 inputs including risk margins. The Company's account value associated with GMWB is $48.3 billion as of December 31, 2006. As a result, the one time realized capital loss that could be recorded upon the adoption of SFAS 157 could materially reduce the Company's 2008 net income. Realized gains and losses that will be recorded in future years are also likely to be more volatile than amounts recorded in prior years. In addition, adoption of SFAS 157 will result in a future reduction in variable annuity fee income as fees attributed to the embedded derivatives will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of embedded derivative.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. The interpretation requires public companies to recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized would be the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability would be recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess. FIN 48 will require a tabular reconciliation of the change in the aggregate unrecognized tax benefits claimed, or expected to be claimed, in tax returns and disclosure relating to accrued interest and penalties for unrecognized tax benefits. Disclosure will also be required for those uncertain tax positions where it is reasonably possible that the estimate of the tax benefit will change significantly in the next 12 months. FIN 48 is effective for fiscal years beginning after December 15, 2006. Upon adoption as of the first quarter of 2007, FIN 48 will not have a material effect on the Company's consolidated financial condition or results of operations.

Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets". This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption at January 1, 2007. However, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company will adopt SOP 05-1 on January 1, 2007. The Company expects the cumulative effect upon adoption of SOP 05-1 to be $10 to $20, after-tax, which will be recorded as a reduction in retained earnings as of January 1, 2007.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of derivatives, and limited partnership interests and proportionate share limited liability companies (collectively "limited partnerships"). Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives are carried at fair value.

Valuation of Fixed Maturities

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use market data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2006 and 2005, primarily consisted of non-144A private placements and have an average duration of 5.0 and 4.8 years, respectively.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2006 and 2005.

                                                            2006                                         2005
                                                                      PERCENTAGE                                   PERCENTAGE
                                                                       OF TOTAL                                     OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via independent market
 quotations                                     $37,190                    82.0%             $36,055                    83.4%
Priced via broker quotations                      3,567                     7.9                2,271                     5.2
Priced via matrices                               3,810                     8.4                3,667                     8.5
Priced via other methods                             79                     0.2                  202                     0.5
Short-term investments (1)                          694                     1.5                1,047                     2.4
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,340                   100.0%             $43,242                   100.0%
                                              ---------                 -------            ---------                 -------

(1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

Other-Than-Temporary Impairments on Available-for-Sale Securities

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage Loan Impairments

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also included in net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2006, 2005 and 2004. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

Net Investment Income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. The calculation of amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to estimated future value over the remaining life of the security based on future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. As of December 31, 2006 and 2005, approximately 82% and 84% of derivatives, respectively, based upon notional values, were priced via valuation models which utilize market data, while the remaining 18% and 16% of derivatives, respectively, were priced via broker quotations. These percentages exclude the guaranteed minimum withdrawal benefit ("GMWB") rider and the associated reinsurance contracts, which are discussed below as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 17. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

Valuation of Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Income Benefit Reinsurance Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The Company also assumes GMIB from a related party. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded GMWB derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of Statement of Financial Accounting Standard No. 157, "Fair Value Measurements", (SFAS 157) the Company will revise many of the assumptions used to value GMWB.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2006, 2005 and 2004, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $26 loss, $55 loss and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

Deferred Policy Acquisition Costs and Present Value of Future Profits Associated with Variable Annuity and Other Universal Life-Type Contracts

Accounting Policy and Assumptions

Life policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits ("PVFP") is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2006 and December 31, 2005, the carrying value of the Company's Life DAC asset was $7.3 billion and $7.1 billion, respectively. Of those amounts, $4.4 billion and $4.5 billion related to individual variable annuities sold in the U.S., respectively, and $2.1 billion and $1.9 billion related to universal life-type contracts sold by Individual Life, respectively.

The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for guaranteed minimum death and income benefits. For most contracts, the Company evaluates EGPs over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other measures for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2006, 2005 and 2004 was an increase to amortization of $45, $27 and $16, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current aggregate separate account return assumption is approximately 8.0% (after fund fees, but before mortality and expense charges) for U.S. products. The overall actual return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall U.S. separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,418 on December 29, 2006), although no assurance can be provided that this correlation will continue in the future.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Estimating future gross profits is important not only for determining the amortization of DAC but also in the accounting and valuation of sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly.

During the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits in the third quarter of 2007 and at least annually thereafter.

Upon completion of an assumption study, the Company will revise its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the guaranteed minimum death benefit reserving models. The cumulative balance of DAC as well as sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates of account value growth and EGPs. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates of account value growth and EGPs.

In addition to when a comprehensive assumption study is completed, comprehensive revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of a reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for individual variable annuity business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. A similar approach is used for variable universal life business.

Unlock Results

As described above, during the fourth quarter of 2006, the Company completed its latest study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter was as follows:

SEGMENT
AFTER-TAX (CHARGE)                                        UNEARNED REVENUE          DEATH AND INCOME
BENEFIT                            DAC and PVFP               Reserves            Benefit Reserves (1)
---------------------------------------------------------------------------------------------------------
Retail Products Group                    $(70)                    $5                       $(10)
Retirement Plans                           20                     --                         --
Individual Life                           (46)                    30                         --
Life -- Other                             (46)                    --                         --
                                      -------                   ----                      -----
                        TOTAL           $(142)                   $35                       $(10)
                                      -------                   ----                      -----

SEGMENT                             SALES
AFTER-TAX (CHARGE)                INDUCEMENT
BENEFIT                             Assets        Total
-----------------------------  ------------------------------
Retail Products Group                  $3           $(72)
Retirement Plans                       --             20
Individual Life                        --            (16)
Life -- Other                          --            (46)
                                     ----        -------
                        TOTAL          $3          $(114)
                                     ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail Products Group, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2006, the Company believed U.S. individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 53%, before portions of its DAC asset would be unrecoverable.

Reserve for Future Policy Benefits and Unpaid Claims and Claim Adjustment
Expenses

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

Other Policyholder Funds and Benefits Payable

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

Foreign Currency Translation

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are their functional currencies.

Dividends to Policyholders

Policyholder dividends paid to certain policyholders, referred to as participating policies, are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 3%, and 5% as of December 31, 2006, 2005 and 2004, respectively, of total life insurance in force. Dividends to policyholders were $22, $37 and $29 for the years ended December 31, 2006, 2005 and 2004, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

Reinsurance

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 2. SEGMENT INFORMATION

The Company has four reportable operating segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b).

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Within stable value, Institutional has an investor note program that offers both institutional and retail investor notes. Institutional and Retail notes are sold as funding agreement backed notes through trusts and ,may also be issued directly from the company to investors. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

Life charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of certain net realized capital gains and losses and the allocation of credit risk charges.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses.

The "credit-risk" fee covers fixed income assets included in each operating segment's general account. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses.

The positive (negative) impact on realized gains and losses of the segments for allocated interest rate related realized gains and losses and the credit-risk fees were as follows:

                                  2006              2005              2004
--------------------------------------------------------------------------------
Retail
 Realized gains (losses)           $32               $34               $25
 Credit risk fees                  (26)              (26)              (22)
Retirement Plans
 Realized gains (losses)            10                 6                 5
 Credit risk fees                   (9)               (8)               (8)
Institutional
 Realized gains (losses)            16                13                 8
 Credit risk fees                  (22)              (18)              (16)
Individual Life
 Realized gains (losses)             9                 8                12
 Credit risk fees                   (6)               (5)               (5)
Other
 Realized gains (losses)           (67)              (61)              (50)
 Credit risk fees                   63                57                51
                                ------            ------            ------
                     TOTAL        $ --              $ --              $ --
                                ------            ------            ------

The following tables represent summarized financial information concerning the Company's segments.

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
REVENUES BY PRODUCT LINE                    2006           2005           2004
--------------------------------------------------------------------------------
REVENUES
Life
 Earned premiums, fees, and other
  considerations
Retail
 Individual annuity                         $1,838         $1,627         $1,476
 Other                                          --             --             --
                                          --------       --------       --------
                            TOTAL RETAIL    $1,838         $1,627         $1,476
                                          --------       --------       --------
Retirement Plans
 401(k)                                        154            106             74
 Governmental                                   45             43             43
                                          --------       --------       --------
                  TOTAL RETIREMENT PLANS       199            149            117
                                          --------       --------       --------

                                   FOR THE YEARS ENDED DECEMBER 31,
REVENUES BY PRODUCT LINE       2006              2005              2004
--------------------------------------------------------------------------------
Institutional
 Institutional                     624               517               473
 PPLI                              102               104               149
                            ----------        ----------        ----------
       TOTAL INSTITUTIONAL         726               621               622
                            ----------        ----------        ----------
Individual Life
     TOTAL INDIVIDUAL LIFE         780               716               689
 Other                             116               147               172
                            ----------        ----------        ----------
 Total Life premiums,            3,660             3,260             3,076
  fees, and other
  considerations
 Net investment income           2,728             2,569             2,470
 Net realized capital             (299)               75               140
  gains (losses)
                            ----------        ----------        ----------
                TOTAL LIFE      $6,089            $5,904            $5,686
                            ----------        ----------        ----------
NET INCOME (LOSS)
 Retail                           $488              $520              $373
 Retirement Plans                  101                66                59
 Institutional                      91                82                55
 Individual Life                   158               149               143
 Other                            (107)               92               335
                            ----------        ----------        ----------
          TOTAL NET INCOME        $731              $909              $965
                            ----------        ----------        ----------
NET INVESTMENT INCOME
 Retail                           $835              $934            $1,013
 Retirement Plans                  326               311               307
 Institutional                     987               784               647
 Individual Life                   292               272               269
 Other                             288               268               234
                            ----------        ----------        ----------
      TOTAL NET INVESTMENT      $2,728            $2,569            $2,470
                    INCOME
                            ----------        ----------        ----------
AMORTIZATION OF DEFERRED
 POLICY ACQUISITION AND
 PRESENT VALUE OF FUTURE
 PROFITS
 Retail                           $867              $689              $596
 Retirement Plans                    1                26                28
 Institutional                      32                32                26
 Individual Life                   228               196               175
 Other                              47                 2                --
                            ----------        ----------        ----------
 TOTAL AMORTIZATION OF DAC      $1,175              $945              $825
                            ----------        ----------        ----------
INCOME TAX EXPENSE
 (BENEFIT)
 Retail                             $9               $33               $35
 Retirement Plans                   40                19                17
 Institutional                      38                34                24
 Individual Life                    72                69                70
 Other(1)                          (56)               52              (117)
                            ----------        ----------        ----------
  TOTAL INCOME TAX EXPENSE        $103              $207               $29
                            ----------        ----------        ----------

(1) For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                           DECEMBER 31,
                                                      2006              2005
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $128,550          $119,185
 Retirement Plans                                       24,390            20,058
 Institutional                                          66,135            48,561
 Individual Life                                        13,603            12,314
 Other                                                   8,472             7,506
                                                   -----------       -----------
                                     TOTAL ASSETS     $241,150          $207,624
                                                   -----------       -----------
DAC
 Retail                                                 $4,587            $4,617
 Retirement Plans                                          538               406
 Institutional                                             111                81
 Individual Life                                         2,124             1,976
 Other                                                     (26)               21
                                                   -----------       -----------
                                        TOTAL DAC       $7,334            $7,101
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $845              $732
 Retirement Plans                                          357               366
 Institutional                                           5,711             4,962
 Individual Life                                           575               536
 Other                                                     721               810
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $8,209            $7,406
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,008           $16,299
 Retirement Plans                                        5,544             5,194
 Institutional                                          11,401             9,228
 Individual Life                                         4,845             4,482
 Other                                                   3,393             3,196
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $40,191           $38,399
                                                   -----------       -----------

NOTE 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                       $2,459         $2,275         $2,122
Policy loans                              140            142            183
Mortgage loans on real estate             126             64             37
Other investments                          53            125            158
Gross investment income                 2,778          2,606          2,500
Less: Investment expenses                  50             37             30
                                     --------       --------       --------
              NET INVESTMENT INCOME    $2,728         $2,569         $2,470
                                     --------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                        $(105)           $57           $168
Equity securities                          (3)             8              7
Foreign currency transaction
 remeasurements                            18            157             (6)
Derivatives and other (1)                (209)          (147)           (29)
                                     --------       --------       --------
NET REALIZED CAPITAL GAINS (LOSSES)     $(299)           $75           $140
                                     --------       --------       --------

(1) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                         $800           $986         $2,212
Equity securities                           8              7              8
Net unrealized gains credited to
 policyholders                             (4)            (9)           (20)
                                     --------       --------       --------
Net unrealized gains                      804            984          2,200
Deferred income taxes and other
 items                                    304            407          1,076
                                     --------       --------       --------
Net unrealized gains, net of tax --
 end of year                              500            577          1,124
Net unrealized gains, net of tax --
 beginning of year                        577          1,124            728
                                     --------       --------       --------
CHANGE IN UNREALIZED GAINS (LOSSES)
   ON AVAILABLE-FOR-SALE SECURITIES      $(77)         $(547)          $396
                                     --------       --------       --------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2006
                                              AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                COST                  GAINS                  LOSSES              VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                              $6,373                   $38                  $(44)              $6,367
Collateralized mortgage obligations
 ("CMOs")
 Agency backed                                      778                     8                    (5)                 781
 Non-agency backed                                   76                    --                    --                   76
CMBS
 Agency backed                                      405                     7                    (1)                 411
 Non-agency backed                               10,198                   139                   (67)              10,270
Corporate                                        21,982                   911                  (206)              22,687
Government/Government agencies
 Foreign                                            568                    44                    (4)                 608
 United States                                      542                     2                    (5)                 539
 Mortgage-backed securities ("MBS") --
  U.S.
  Government/Government agencies                  1,808                     6                   (31)               1,783
 States, municipalities and political
  subdivisions                                    1,114                    23                   (15)               1,122
 Redeemable preferred stock                           2                    --                    --                    2
Short-term investments                              694                    --                    --                  694
                                              ---------              --------               -------            ---------
                  TOTAL FIXED MATURITIES        $44,540                $1,178                 $(378)             $45,340
                                              ---------              --------               -------            ---------

                                                                              AS OF DECEMBER 31, 2005
                                                       AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                         COST                  GAINS                  LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                                       $6,383                   $44                  $(73)              $6,354
Collateralized mortgage obligations ("CMOs")
 Agency backed                                               657                     3                    (4)                 656
 Non-agency backed                                           107                    --                    --                  107
CMBS
 Agency backed                                                53                     1                    --                   54
 Non-agency backed                                         8,258                   158                   (85)               8,331
Corporate                                                 21,179                 1,098                  (226)              22,051
Government/Government agencies
 Foreign                                                     646                    43                    (4)                 685
 United States                                               435                    23                    (2)                 456
 Mortgage-backed securities ("MBS") -- U.S.
  Government/Government agencies                           2,559                     6                   (39)               2,526
 States, municipalities and political
  subdivisions                                               926                    47                    (4)                 969
 Redeemable preferred stock                                    6                    --                    --                    6
Short-term investments                                     1,047                    --                    --                1,047
                                                       ---------              --------               -------            ---------
                           TOTAL FIXED MATURITIES        $42,256                $1,423                 $(437)             $43,242
                                                       ---------              --------               -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2006 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                               $1,505                $1,543
Over one year through five years                7,198                 7,466
Over five years through ten years               6,467                 6,541
Over ten years                                 20,335                20,783
 Subtotal                                      35,505                36,333
Mortgage- and asset-backed
 securities                                     9,035                 9,007
                                            ---------             ---------
                               TOTAL          $44,540               $45,340
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to call or prepayment provisions because of the potential for prepayment on mortgage- and asset-backed securities; they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $17,009         $15,882         $13,022
Gross gains                             210             302             311
Gross losses                           (230)           (218)           (125)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $249             $38             $75
Gross gains                               5               8              12
Gross losses                             (5)             --              (5)
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2006 were General Electric Company, Citigroup, Inc. and AT&T Inc. and as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co., which each comprise 0.5% or less of total invested assets, respectively.

The Company's largest three exposures by industry sector as of December 31, 2006 were financial services, utilities, and technology and communications, which comprised approximately 13%, 5% and 5%, respectively, of total invested assets. The Company's largest three exposures by industry sector as of December 31, 2005 were financial services, technology and communications, and utilities which comprised approximately 13%, 6% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2006 and 2005, the largest concentrations were in California, Oregon and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                                                   2006
                                                           LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR            UNREALIZED
                                               COST                VALUE              LOSSES
--------------------------------------------------------------------------------------------------
ABS                                               $846                $841                $(5)
CMOs
 Agency backed                                      72                  71                 (1)
 Non-agency backed                                  37                  37                 --
CMBS
 Agency backed                                      74                  73                 (1)
 Non-agency backed                               2,398               2,381                (17)
Corporate                                        5,119               5,052                (67)
Government/Government agencies
 Foreign                                           116                 114                 (2)
 United States                                     348                 345                 (3)
MBS -- U.S. Government/ Government
 agencies                                          191                 189                 (2)
States, municipalities and political
 subdivisions                                      402                 396                 (6)
Short-term investments                             356                 356                 --
                                             ---------            --------            -------
                TOTAL FIXED MATURITIES           9,959               9,855               (104)
Common stock                                        21                  20                 (1)
Non-redeemable preferred stock                      51                  49                 (2)
                                             ---------            --------            -------
                          TOTAL EQUITY              72                  69                 (3)
                                             ---------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $10,031              $9,924              $(107)
                                             ---------            --------            -------

                                                                     2006
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $698                $659               $(39)
CMOs
 Agency backed                                         260                 256                 (4)
 Non-agency backed                                      10                  10                 --
CMBS
 Agency backed                                           2                   2                 --
 Non-agency backed                                   2,046               1,996                (50)
Corporate                                            4,051               3,912               (139)
Government/Government agencies
 Foreign                                                50                  48                 (2)
 United States                                          61                  59                 (2)
MBS -- U.S. Government/ Government
 agencies                                            1,131               1,102                (29)
States, municipalities and political
 subdivisions                                          189                 180                 (9)
Short-term investments                                  --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               8,498               8,224               (274)
Common stock                                            --                  --                 --
Non-redeemable preferred stock                          39                  36                 (3)
                                                  --------            --------            -------
                          TOTAL EQUITY                  39                  36                 (3)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $8,537              $8,260              $(277)
                                                  --------            --------            -------

                                                                                                 TOTAL
                                                                           AMORTIZED              FAIR             UNREALIZED
                                                                             COST                 VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------------------------
ABS                                                                           $1,544               $1,500               $(44)
CMOs
 Agency backed                                                                   332                  327                 (5)
 Non-agency backed                                                                47                   47                 --
CMBS
 Agency backed                                                                    76                   75                 (1)
 Non-agency backed                                                             4,444                4,377                (67)
Corporate                                                                      9,170                8,964               (206)
Government/Government agencies
 Foreign                                                                         166                  162                 (4)
 United States                                                                   409                  404                 (5)
MBS -- U.S. Government/ Government agencies                                    1,322                1,291                (31)
States, municipalities and political subdivisions                                591                  576                (15)
Short-term investments                                                           356                  356                 --
                                                                           ---------            ---------            -------
                                              TOTAL FIXED MATURITIES          18,457               18,079               (378)
Common stock                                                                      21                   20                 (1)
Non-redeemable preferred stock                                                    90                   85                 (5)
                                                                           ---------            ---------            -------
                                                        TOTAL EQUITY             111                  105                 (6)
                                                                           ---------            ---------            -------
                               TOTAL TEMPORARILY IMPAIRED SECURITIES         $18,568              $18,184              $(384)
                                                                           ---------            ---------            -------

As of December 31, 2006, fixed maturities accounted for approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 3,140 different securities. The Company held no securities as of December 31, 2006, that were in an unrealized loss position in excess of $12. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2006 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 1,840 securities of which 93% of the unrealized loss were securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 1,410 securities, with the majority of the unrealized loss amount relating to CMBS, ABS, corporate fixed maturities within the financial services sector and MBS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2006, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2006. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Securities in financial services account for approximately $30 of the corporate securities in an unrealized loss position for twelve months or more as of December 31, 2006. Substantially all of these securities are investment grade securities with fair values at or greater than 90% of amortized cost. These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in general market conditions, including interest rates and credit spread movements.

ABS -- As of December 31, 2006, approximately $26 of the Company's total unrealized losses in asset-backed securities is secured by leases to airlines primarily outside of the United States. Based on the current and expected future collateral values of the underlying aircraft, recent improvement in lease rates and an overall increase in worldwide travel, the Company expects to recover the full amortized cost of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

MBS -- As of December 31 2006, the Company held approximately 410 different securities that had been in an unrealized loss position for greater than twelve months. All of these securities are investment grade securities and most are priced at, or greater than, 90% of amortized cost as of December 31, 2006. These positions are primarily fixed rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $128 in the twelve months or more unrealized loss category is comprised of 410 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2006. The decline in market value for these securities is primarily attributable to changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans was $2.6 billion and $1.4 billion as of December 31, 2006 and 2005, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2006 and 2005, were office buildings (approximately 43% and 35%, respectively), hotels (approximately 16% and 15%, respectively) and retail stores (approximately 13% and 26%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 17% and 20% at December 31, 2006 and 2005, respectively). At December 31, 2006 and 2005, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2006 and 2005.

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the consolidated financial statements.

                                                        DECEMBER 31,
                                                            2006
                                                                                 MAXIMUM
                                    TOTAL                                      EXPOSURE TO
                                    ASSETS             LIABILITY (4)           LOSS (2),(3)
---------------------------------------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                              $296                   $167                   $129
Limited partnerships (3)               103                     15                     88
                                    ------                 ------                 ------
                    TOTAL (5)         $399                   $182                   $217
                                    ------                 ------                 ------

                                                       DECEMBER 31,
                                                           2005
                                                                               MAXIMUM
                                   TOTAL                                     EXPOSURE TO
                                   ASSETS            LIABILITY (4)           LOSS (2),(3)
-----------------------------  ------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                             $77                   $42                    $35
Limited partnerships (3)              --                    --                     --
                                    ----                  ----                   ----
                    TOTAL (5)        $77                   $42                    $35
                                    ----                  ----                   ----

(1) The Company provides collateral management services and earns a fee associated with these structures.

(2) The maximum exposure to loss is the Company's co-investment in these structures.

(3) The maximum exposure to loss is equal to the carrying value of the investment plus any unfunded commitments.

(4) Creditors have no recourse against the Company in the event of default by the VIE.

(5) As of December 31, 2006 and 2005, the Company had relationships with four and two VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2005, the Company held a variable interest in one CDO that was managed by HIMCO where the Company was not the primary beneficiary. As a result, this was not consolidated by the Company. This investment has been held by the Company for a period of two years. The Company's maximum exposure to loss from the non-consolidated CDOs (consisting of the Company's investments) was approximately $4 as of December 31, 2005.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                           ASSET VALUES       LIABILITY VALUES
                                         2006         2005    2006         2005
--------------------------------------------------------------------------------
Other investments                         $272         $159    $ --         $ --
Reinsurance recoverables                    --           --      22           17
Other policyholder funds and benefits
 payable                                   172           80       1           --
Other liabilities                           --           --     590          390
                                        ------       ------  ------       ------
                                 TOTAL    $444         $239    $613         $407
                                        ------       ------  ------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2006 and 2005. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2006 and 2005.


                                           NOTIONAL AMOUNT           FAIR VALUE
HEDGING STRATEGY                         2006           2005    2006           2005
------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to    $4,560         $4,860     $(19  )       $(26  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to       1,420          1,361     (318  )       (222  )
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to          3,303          1,707        7            (1  )
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to         492             --       (9  )         --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                       --------       --------  -------  ---  -------
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $9,775         $7,928    $(339  )      $(249  )
                                       --------       --------  -------  ---  -------  ---

                                                       HEDGE
                                                 INEFFECTIVENESS,
                                                     AFTER-TAX
HEDGING STRATEGY                       2006                       2005
-------------------------------------  -------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to         $(8  )               $(10  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to            (4  )                  4
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to               --                     2
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to            --                    --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                            -----                 -----
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES        $(12  )                $(4  )
                                            -----  ---            -----  ---


                                   NOTIONAL AMOUNT                  FAIR VALUE
HEDGING STRATEGY                 2006          2005    2006                       2005
-------------------------------------------------------------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.         $1,100        $1,116        $ --                   $1
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.           3,811         1,371         (15)                  12
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                         644            --          (4)                  --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                       162           490         (11)                  (8)
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.

                                             DERIVATIVE
                                          CHANGE IN VALUE,
                                             AFTER-TAX
HEDGING STRATEGY                2006                       2005
------------------------------  ------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.               $(1)                $ --
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.                (26)                   2
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                              5                   --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                           (7)                  20
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.


                                 NOTIONAL AMOUNT        FAIR VALUE
HEDGING STRATEGY               2006          2005    2006         2005
---------------------------------------------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into        $4,720        $2,013  $(99  )       $3
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into        $1,869        $1,675  $(225 )      $(179 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain    37,769        31,803   53            8
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements       7,172         8,575  (22   )      (17   )
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.

                                           DERIVATIVE
                                        CHANGE IN VALUE,
                                           AFTER-TAX
HEDGING STRATEGY              2006                      2005
----------------------------  ------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into             $15                   $10
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into            $(64  )                $(143 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain          79                   (42  )
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements           (19  )                 19
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.


                                        NOTIONAL AMOUNT            FAIR VALUE
HEDGING STRATEGY                     2006            2005     2006           2005
----------------------------------------------------------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company             $8,379          $5,086     $346          $175
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are         12,297          16,782      119            72
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain               25              12       (1  )         --
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and         2,220           1,142       29            14
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                   ---------       ---------  -------       -------
 TOTAL OTHER INVESTMENT AND RISK     $80,168         $70,065     $170           $81
  MANAGEMENT ACTIVITIES
                                   ---------       ---------  -------       -------
            TOTAL DERIVATIVES (1)    $89,943         $77,993    $(169  )      $(168  )
                                   ---------       ---------  -------  ---  -------  ---

                                                 DERIVATIVE
                                              CHANGE IN VALUE,
                                                  AFTER-TAX
HEDGING STRATEGY                   2006                         2005
---------------------------------  ---------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company                  $(77  )               $(13  )
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are               (35  )                 73
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain                  --                    (1  )
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and               (9  )                (20  )
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                        -------  ---            -----
 TOTAL OTHER INVESTMENT AND RISK          $(139  )               $(95  )
  MANAGEMENT ACTIVITIES
                                        -------  ---            -----
            TOTAL DERIVATIVES (1)         $(151  )               $(99  )
                                        -------  ---            -----

(1) Derivative change in value includes hedge ineffectiveness for cash-flow hedges, fair-value hedges and total change in value, including periodic derivative net coupon settlements, of other investment and risk management activities.

The increase in notional amount since December 31, 2005, is primarily due to an increase in the embedded derivative associated with GMWB product sales, additional options purchased to hedge the GMWB, credit derivatives and derivatives hedging interest rate duration risk, partially offset by a decrease in the GMIB reinsured from a related party, which is accounted for as a free-standing derivative, primarily due to the reinsurance recapture as discussed below. The Company increased its use of credit derivatives primarily to reduce credit exposure as well as to enter into replication transactions. During 2006, the Company began using credit default swaps to replicate residual CDO interests. These transactions involve the receipt of cash upon entering into the transaction as well as coupon payments throughout the life of the contract. The upfront cash receipts for positions at December 31, 2006, totaled $100, which represents the original liability value of the credit default swaps. As of December 31, 2006, the notional and fair value of credit default swaps used in this replication strategy is $200 and $(95), respectively.

The decrease in net fair value of derivative instruments since December 31, 2005, was primarily related to the initial cash received on credit default swaps replicating residual CDO interests as well as declines in fair value of derivatives hedging foreign bonds, the Japanese fixed annuity, and interest rate duration risk between assets and liabilities. These decreases in fair value were partially offset by additional options purchased to hedge GMWB and an increase in the fair value of the reinsurance contract associated with GMIB. The GMIB reinsurance contracts increased in value primarily due to modifications of the reinsurance agreement as well as model refinements and assumption updates reflecting in-force demographics, actual experience and revised future expectations. Derivatives hedging foreign bonds declined in value primarily as a result of the weakening of the U.S. dollar in comparison to certain foreign currencies. The Japanese fixed annuity hedging instruments declined in value primarily due to a rise in Japanese interest rates and the depreciation of the yen in comparison to the U.S. dollar. Derivatives hedging interest rate duration risk declined in value primarily due to rising interest rates. For further discussion on the GMWB product, which is accounted for as an embedded derivative, and the internal reinsurance of the GMIB product, which is accounted for as a free standing derivatives, refer to Notes 8 and 17.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company ("HLAI"), a subsidiary of the Company, entered into a reinsurance agreement with Hartford Life Insurance, K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. Effective July 31, 2006, the reinsurance agreement between HLAI and HLIKK was modified such that the reinsurance of the GMIB riders issued by HLIKK prior to April 1, 2005, was recaptured by HLIKK. GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. As of December 31, 2006 and 2005, the notional value of the GMIB reinsurance agreement was $12.3 billion and $16.8 billion, respectively, and the fair value was $119 and $72, respectively. The change in value of the GMIB reinsurance agreement for the years ended December 31, 2006 and 2005, was an after-tax net gain (loss) of $(35) and $73, respectively. (Included in the 2006 amounts were changes in net policyholder behavior assumptions made by the Company during 2006 of $(39), after-tax.) (For a further discussion of the reinsurance agreement, see Note 17 Transactions with Affiliates.)

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2006 and 2005, these strategies resulted in the recognition of after-tax net gains (losses) of $(139) and $(95), respectively. For the year ended December 31, 2006, net realized capital losses were primarily driven by net losses on the Japanese fixed annuity hedging instruments and interest rate swaps used to manage portfolio duration primarily due to an increase in interest rates, and net losses on the reinsurance of GMIB and on GMWB related derivatives primarily due to liability model refinements and assumption updates reflecting in-force demographics, actuarial experience, and future expectations. For the year ended December 31, 2005, net realized capital losses were predominantly comprised of net losses on the Japanese fixed annuity hedging instruments primarily due to the weakening of the Yen in comparison to the U.S. dollar, as well as, an increase in Japanese interest rates.

As of December 31, 2006 and 2005, the after-tax deferred net gains (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(8) and $(1), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate financial instruments) is twenty-four months. For the years ended December 31, 2006, 2005 and 2004, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2004, after-tax net gain (loss) representing ineffectiveness of cash-flow hedges was $(10) while ineffectiveness of fair-value hedges and net investment hedges were both less than $1.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $1.6 billion and $745, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $2 and $1 for each of the years ended December 31, 2006 and 2005, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2006 and 2005, collateral pledged having a fair value of $441 and $281, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2006 and 2005, were as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                                 $3       $13
CMBS                                                               169       156
Corporate                                                        1,339       598
MBS                                                                152       138
Government/Government Agencies
 Foreign                                                             4        25
 United States                                                     327        95
                                                              --------  --------
                                                       TOTAL    $1,994    $1,025
                                                              --------  --------

As of December 31, 2006 and 2005, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $1.8 billion and $877, respectively. At December 31, 2006 and 2005, cash collateral of $1.6 billion and $785, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of such collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2006 and 2005, the fair value of securities on deposit was approximately $9 and $15, respectively.

NOTE 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2006 and 2005 were as follows:

                                                                        2006                                 2005
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                                               $45,340              $45,340         $43,242              $43,242
 Equity securities                                                  276                  276             311                  311
 Policy loans                                                     2,009                2,009           1,971                1,971
 Mortgage loans on real estate                                    2,631                2,619           1,355                1,348
 Other investments                                                  274                  274             156                  156
LIABILITIES
 Other policyholder funds and benefits payable (1)              $13,931              $13,186         $11,686              $11,273
 Consumer notes                                                     258                  260              --                   --
                                                              ---------            ---------       ---------            ---------

(1) Excludes universal life insurance contracts, including corporate owned life insurance.

NOTE 5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2006 and 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Life is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2006 and 2005, the Company's policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5. In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

Insurance fees, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,360         $4,019         $3,834
Reinsurance assumed                        19             39             49
Reinsurance ceded                        (719)          (798)          (807)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER     3,660         $3,260         $3,076
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $241, $378, and $426 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company also assumes reinsurance from other insurers.

    The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $166, 130 and $133 in 2006, 2005 and 2004, respectively, and accident and health premium of $259, $221 and $230, respectively, to HLA.

NOTE 6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
                                       $7,101         $6,453         $6,088
BALANCE, JANUARY 1
Capitalization                          1,351          1,226          1,375
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits               (1,033)          (945)          (825)
Amortization -- Unlock                   (142)            --             --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other              57            367            (80)
Cumulative effect of accounting
 changes (SOP 03-1)                        --             --           (105)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $7,334         $7,101         $6,453
                                     --------       --------       --------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2007                                                                         $22
2008                                                                         $28
2009                                                                         $26
2010                                                                         $24
2011                                                                         $22

NOTE 7.  GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2006 and December 31, 2005, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2006 and 2005.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

NOTE 8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2006, 2005, and 2004 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") liability balance sold with annuity products are as follows:

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006                               $ 158
Incurred                                                                130
Unlock                                                                  294
Paid                                                                   (106)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006                              $476
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006.

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE UPON ADOPTION -- AS OF JANUARY 1, 2005              $ 174
Incurred                                                                123
Paid                                                                   (139)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2005                              $158
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB $40 as of December 31, 2005.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised as described in Note 1, the Company unlocked its assumptions related to GMDB during the fourth quarter of 2006.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2006 and 2005:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8%; it varies by asset class with a low of 3% for cash and a high of 10% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 and 2006.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 12% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions.

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2006

                                                                                         RETAINED NET        WEIGHTED AVERAGE
                                                         ACCOUNT       NET AMOUNT      AMOUNT                 ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                       VALUE          AT RISK            AT RISK              ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                                   $53,358        $3,664              $343                   65
With 5% rollup (2)                                           3,830           349                67                   63
With Earnings Protection Benefit Rider (EPB) (3)             5,576           471                77                   61
With 5% rollup & EPB                                         1,411           149                28                   63
Total MAV                                                   64,175         4,633               515
Asset Protection Benefit (APB) (4)                          36,710            61                32                   62
Lifetime Income Benefit (LIB) (5)                            4,045             9                 9                   61
Reset (6) (5-7 years)                                        6,862           243               243                   65
Return of Premium (7)/Other                                 10,015            28                25                   54
                                                 TOTAL    $121,807        $4,974              $824
                                                        ----------       -------             -----

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive. In this feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, HLAI, a subsidiary of the Company, entered into a reinsurance agreement with HLIKK, a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders on its variable annuity business. Effective July 31, 2006, the portion of this reinsurance related to riders issued prior to April 1, 2005 was recaptured by HLIKK. (See Footnote 17 for additional disclosure concerning the recapture.)

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free-standing derivative. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts.

As of December 31, 2006 and December 31, 2005, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $53 and $8, respectively. During 2006, 2005 and 2004, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $121, $(64) and $54, respectively. There were no payments made for the GMWB during 2006, 2005 or 2004.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2006 $37.3 billion, or 77% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2005 was $37.8 billion and $31.8 billion, respectively

A contract is "in the money" if the contract holder's GRB is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                                   AS OF
                                                               DECEMBER 31,
ASSET TYPE                                                         2006
--------------------------------------------------------------------------------
Equity securities                                                  $104,687
Cash and cash equivalents                                             8,931
                                                                -----------
                                                    TOTAL          $113,618
                                                                -----------

As of December 31, 2006, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

NOTE 9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering certain of these bonuses is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's DAC unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the DAC unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2006         2005
--------------------------------------------------------------------------------
Balance, beginning of period                              $355         $309
Sales inducements deferred                                  80           85
DAC Unlock                                                   4           --
Amortization charged to income                             (49  )       (39  )
                                                        ------  ---  ------
                                BALANCE, END OF PERIOD    $390         $355
                                                        ------       ------

NOTE 10. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES

As described in Note 1, the Company establishes reserves for losses and loss adjustment expenses on reported and unreported claims. These reserve estimates are based on known facts and interpretations of circumstances, and consideration of various internal factors including the Company's experience with similar cases, historical trends involving claim payment patterns, loss payments, pending levels of unpaid claims, loss control programs and product mix. In addition, the reserve estimates are influenced by consideration of various external factors including court decisions, economic conditions and public attitudes. The effects of inflation are implicitly considered in the reserving process.

The establishment of appropriate reserves, including reserves for catastrophes and asbestos and environmental claims, is inherently uncertain. The Company regularly updates its reserve estimates as new information becomes available and events unfold that may have an impact on unsettled claims. Changes in prior year reserve estimates, which may be material, are reflected in the results of operations in the period such changes are determined to be necessary.

The liability for future policy benefits and unpaid losses and loss adjustment expenses by segment/product is as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
RETAIL
 Individual annuity -- variable                                   $474      $157
 Individual annuity -- fixed                                       371       575
 Other                                                              --        --
                                                              --------  --------
                                                TOTAL RETAIL       845       732
                                                              --------  --------
RETIREMENT PLANS
 401(k)                                                             67        56
 Governmental                                                      290       310
                                                              --------  --------
                                      TOTAL RETIREMENT PLANS       357       366
                                                              --------  --------
INSTITUTIONAL
 Structured settlements                                          3,230     2,839
 Institutional annuities                                         2,158     2,003
 SPIA                                                              206        --
 PPLI                                                              117        --
                                                              --------  --------
                                         TOTAL INSTITUTIONAL     5,711        --
                                                              --------  --------
INDIVIDUAL LIFE
 Variable universal life                                            16        15
 Universal life/other interest sensitive                            70        63
 Term insurance and other                                          489       458
                                                              --------  --------
Total Individual Life                                              575       536
                                                              --------  --------
Other                                                              721       810
                                                              --------  --------
                                                       TOTAL    $8,209    $7,406
                                                              --------  --------

The liability for other policyholder funds and benefits payable by segment/product is as follows:

                                                              2006       2005
--------------------------------------------------------------------------------
LIFE
RETAIL
 Individual annuity -- variable                                $5,675     $7,030
 Individual annuity -- fixed                                    9,326      9,260
 Other                                                              7          9
                                                            ---------  ---------
                                              TOTAL RETAIL     15,008     16,299
                                                            ---------  ---------
RETIREMENT PLANS
 401(k)                                                         1,257      1,181
 Governmental                                                   4,287      4,013
                                                            ---------  ---------
                                    TOTAL RETIREMENT PLANS      5,544      5,194
                                                            ---------  ---------

                                                              2006       2005
--------------------------------------------------------------------------------
INSTITUTIONAL
 Structured settlements                                         1,968      1,727
 Stable value/Funding agreements                                6,169      4,142
 GICs                                                           2,875      3,117
 SPIA                                                             141         --
 PPLI                                                             235        231
 Institutional annuities                                           13         11
                                                            ---------  ---------
                                       TOTAL INSTITUTIONAL     11,401      9,228
                                                            ---------  ---------
INDIVIDUAL LIFE
 Variable universal life                                          515        474
 Universal life/other interest sensitive                        4,117      3,793
 Other                                                            214        215
                                                            ---------  ---------
                                     TOTAL INDIVIDUAL LIFE      4,846      4,482
                                                            ---------  ---------
Other                                                           3,392      3,196
                                                            ---------  ---------
                                                TOTAL LIFE    $40,191    $38,399
                                                            ---------  ---------

NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Hartford accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of The Hartford.

The Hartford is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against the Company asserting claims arising from the allegations of the NYAG Complaint.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. On October 3, 2006, the court denied in part the defendants' motions to dismiss the two consolidated amended complaints but found the complaints deficient in other respects and ordered the plaintiffs to file supplemental pleadings. The plaintiffs' motions for class certification are pending. The Company also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. The Company disputes the allegations in all of these actions and intends to defend the actions vigorously. In addition, the Company was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserted claims under California insurance law and sought injunctive relief only. The Company has settled the Commissioner's action.

Additional complaints may be filed against the Company in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Company's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that the Company may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, the Company received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, the Company has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, the Company has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Company may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, the Company has received a request for information from the New York Attorney General's Office concerning the Company's compensation arrangements in connection with the administration of workers compensation plans. The Company intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Property & Casualty and Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including the Company, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Company was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against the Company in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against the Company or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed the Company that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of the Company, of 217,074 shares of the Company's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Company has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, the Company has determined that Mr. Marra complied with the Company's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Company continues to cooperate fully with these regulators in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in terminal and maturity funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

On May 10, 2006, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office and the Connecticut Attorney General's Office to resolve the outstanding investigations by these parties regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the Agreement, The Hartford paid $20, of which $16.1 was paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998 and December 31, 2004, with the balance of $3.9 divided equally between the states of New York and Connecticut. Also pursuant to the terms of the Agreement, The Hartford accepted a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

On November 8, 2006, the SEC issued an Order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolved the SEC's Division of Enforcement's investigation of aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. Under the terms of the settlement, The Hartford has paid $55 to mutual funds that participated in The Hartford program for directed brokerage in recognition of mutual fund sales, $40 of which represents disgorgement and $15 of which represents civil penalties. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

The SEC's Division of Enforcement and the New York Attorney General's office are investigating the Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against the Hartford with respect to certain owners of older variable annuity contracts, the Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these matters. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83, after-tax, none of which was attributed to the Company, for the market timing matters. Hartford Life's reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life from these matters. However, the ultimate liability of the Company is not reasonably estimable at this time.

On June 23, 2005, the Company received a subpoena from the New York Attorney General's Office requesting information relating to purchases of the Company's variable annuity products, or exchanges of other products for the Company's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, the Company received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into the Company's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Company is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the Connecticut Attorney General's Office in these matters.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $35, and $36 for the years ended December 31, 2006, 2005 and 2004, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which lease expires on December 31, 2009, amounted to approximately $27, $27 and $15 for the years ended December 31, 2006, 2005 and 2004, respectively.

Future minimum rental commitments on all operating leases are as follows:

2007                                                                         $32
2008                                                                          28
2009                                                                          24
2010                                                                          21
2011                                                                           4
Thereafter                                                                     4
                                                                          ------
                                                                   TOTAL    $113
                                                                          ------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

UNFUNDED COMMITMENTS

At December 31, 2006, the Company has outstanding commitments totaling $798, of which $540 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of

Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2006 and 2005, the liability balance was $4 and $15, respectively. As of December 31, 2006 and 2005, $13 and $13, respectively, related to premium tax offsets were included in other assets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                        2006         2005             2004
--------------------------------------------------------------------------------
Current                                  $115          $71             $(34)
Deferred                                  (12)         136               63
                                       ------       ------            -----
                   INCOME TAX EXPENSE    $103         $207              $29
                                       ------       ------            -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2006         2005         2004
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $292         $391         $354
Dividends received deduction                 (174)        (184)        (132)
IRS audit settlement                           --           --         (191)
Foreign related investments                   (10)          (2)          (2)
Other                                          (5)           2           --
                                           ------       ------       ------
                                    TOTAL    $103         $207          $29
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2006            2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs and
 reserves                                              $568            $581
Investment-related items and other                      179              --
NOL carryover                                            --              13
Minimum tax credit                                      217             191
Foreign tax credit carryovers                             7              31
Other                                                    --              30
                       TOTAL DEFERRED TAX ASSETS        971             846
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,252)           (977)
Net unrealized gains on equity securities              (169)           (291)
Employee benefits                                       (39)            (15)
Investment related items and other                       --             (79)
Other                                                    (2)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,462)         (1,362)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET/(LIABILITY)      $(491)          $(516)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $(78) and $199 as of December 31, 2006 and 2005, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company distributed the entire balance in 2006 thereby permanently eliminating the potential tax of $31.

NOTE 13. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income NotesSM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income NotesSM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2006, $258 of Consumer Notes had been issued. These notes have interest rates ranging from 5.0% to 6.0% for fixed notes and consumer price index plus 175 basis points to 225 basis points for variable notes. The aggregate maturities of Consumer Notes are as follows: $230 in 2008, $10 in 2009, $18 in 2011. For the year ended December 31, 2006 interest credited to holders of Consumer Notes was $2.

NOTE 14. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2006          2005          2004
--------------------------------------------------------------------------------
Statutory net income                            $419          $185          $536
                                             -------       -------       -------
Statutory capital and surplus                 $3,275        $3,034        $3,191
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2006, the maximum amount of statutory dividends which may be paid by the Company in 2007, without prior approval, is $549.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $21 and $20 in 2006, 2005 and 2004, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $9, $8 and $8 for the years ended December 31, 2006, 2005 and 2004, respectively.

NOTE 16. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $30 million, $24 million and $16 million for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $11, $8 and $6 for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. For the year ended December 31, 2005, the Company would have recognized an immaterial increase in net income if it had been accelerating expense for all awards to retirement-eligible employees entitled to accelerated vesting. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2006, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

NOTE 17. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. As of December 31, 2006 and 2005, the Company had $1.5 billion and $1.3 billion, respectively, of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2006, 2005, and 2004, the Company recorded earned premiums of $69, $89, and $76 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguished a reinsurance recoverable liability of $36, resulting in a capital contribution of $117.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2006, $1.7 billion of the account value had been assumed by the Company.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date HLAI received fees collected since inception by HLIKK related to the in-force riders of $25.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of the recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI.

While the form of the Reinsurance Agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the Reinsurance Agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2006 and 2005, the fair value of the reinsurance derivative was an asset of $119 and $72, respectively. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.) During the year ended December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

The contracts underlying the GMIB reinsurance contract are "in the money" if the contract holder's guaranteed remaining balance ("GRB") is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006 and 2005, was $0 and $1, respectively. However, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will be in the form of a lump sum, or alternatively, over the annuity period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $0.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 18. QUARTERLY RESULTS FOR 2006 AND 2005 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2006          2005          2006          2005          2006          2005          2006          2005
------------------------------------------------------------------------------------------------------------------------------------
Revenues                    $1,623        $1,440        $1,272        $1,400        $1,523        $1,521        $1,671        $1,543
Benefits, claims and
 expenses                    1,286         1,118         1,198         1,172         1,259         1,210         1,512         1,275
Net income                     259           241            93           180           231           247           148           248
                           -------       -------       -------       -------       -------       -------       -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Modified Single Premium Variable Life Insurance Policy.(1)
(e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(2)
(g)    Form of Reinsurance Contract.(3)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(4)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83654 filed with the Securities and Exchange Commission on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83654, filed with the Securities and Exchange Commission on April 30, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, File No. 333-36203, filed with the Securities and Exchange Commission on April 14, 1999.

(4) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
John F. Kennedy                     Assistant Vice President
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-50280, filed on April 9, 2007.

ITEM 29.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws,certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33 777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company of America - Separate Account One

     Servus Life Insurance Company of America - Separate Account Two

       (b) Directors and Officers of HSD

                                                        POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Tamara L. Fagely               Chief Financial Officer
Stephen T. Joyce               Senior Vice President
Thomas A. Marra                Director
Martin A. Swanson              Vice President
John C. Walters                Executive Vice President, Director
William Wilcox                 Chief Legal Officer, Chief Compliance Officer and Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April 2007.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President, Director*
Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer,
  Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive
  Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
  Accounting Officer*
John C. Walters, Executive Vice President,
  Director*                                                        *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice                                       Jerry K. Scheinfeldt
  President, Director*                                                    Attorney-in-Fact
David M. Znamierowski, Executive Vice
  President & Chief Investment Officer,
  Director*                                                        Date:  April 9, 2007

333-52645

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.